UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21774
                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------

               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
-------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-241-4141
                                                    -------------------

Date of fiscal year end:  December 31
                          ------------------

Date of reporting period: March 31, 2008
                          ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

        The Portfolios of Investments are attached herewith.




FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.4%
           AEROSPACE & DEFENSE--0.8%
   1,569   American Science & Engineering, Inc.                   $      85,621
   1,509   LMI Aerospace, Inc. (b)                                       29,229
                                                                  -------------
                                                                        114,850
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.1%
   1,308   Park-Ohio Holdings Corp. (b)                                  20,549
                                                                  -------------
           AIRLINES--0.6%
   2,376   Allegiant Travel Co. (b)                                      62,774
   3,080   Pinnacle Airlines Corp. (b)                                   26,888
                                                                  -------------
                                                                         89,662
                                                                  -------------
           AUTO COMPONENTS--1.3%
   3,731   Aftermarket Technology Corp. (b)                              72,531
   5,152   Spartan Motors, Inc.                                          43,586
   3,717   Superior Industries International, Inc.                       77,127
                                                                  -------------
                                                                        193,244
                                                                  -------------
           BEVERAGES--0.6%
   1,756   Boston Beer (The) Co., Inc., Class A (b)                      83,481
   1,760   MGP Ingredients, Inc.                                         12,302
                                                                  -------------
                                                                         95,783
                                                                  -------------
           BUILDING PRODUCTS--0.6%
   4,777   Gibraltar Industries, Inc.                                    56,034
   2,805   Insteel Industries, Inc.                                      32,622
                                                                  -------------
                                                                         88,656
                                                                  -------------
           CAPITAL MARKETS--0.7%
   3,659   Calamos Asset Management, Inc., Class A                       59,568
   5,982   TradeStation Group, Inc. (b)                                  50,967
                                                                  -------------
                                                                        110,535
                                                                  -------------
           CHEMICALS--2.9%
   4,290   A. Schulman, Inc.                                             88,074
   3,162   American Vanguard Corp.                                       52,616
   2,886   Flotek Industries, Inc. (b)                                   42,107
   4,693   ICO, Inc. (b)                                                 32,569
   2,662   Koppers Holdings, Inc.                                       117,953
   4,149   Landec Corp. (b)                                              34,976
   2,555   LSB Industries, Inc. (b)                                      37,661
   1,926   Penford Corp.                                                 41,852
                                                                  -------------
                                                                        447,808
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS--7.4%
   2,161   Bank of the Ozarks, Inc.                               $      51,648
   3,696   Cascade Bancorp                                               35,334
   3,856   Chemical Financial Corp.                                      91,927
   2,819   City Holding Co.                                             112,478
   3,193   CoBiz Financial, Inc.                                         41,573
   5,132   Community Bank System, Inc.                                  126,041
   2,042   Greene Bancshares, Inc.                                       36,123
   2,795   Independent Bank Corp.                                        82,592
   3,813   Nara Bancorp, Inc.                                            49,531
   5,531   NBT Bancorp, Inc.                                            122,788
   4,923   PrivateBancorp, Inc.                                         154,926
   3,634   Renasant Corp.                                                81,765
   2,611   Seacoast Banking Corp. of Florida                             28,590
   4,436   Texas Capital Bancshares, Inc. (b)                            74,880
   2,662   West Coast Bancorp                                            38,839
                                                                  -------------
                                                                      1,129,035
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--6.8%
   2,705   American Ecology Corp.                                        68,518
   4,580   Bowne & Co., Inc.                                             69,844
   8,866   CBIZ, Inc. (b)                                                71,991
   2,242   CDI Corp.                                                     56,162
   2,308   COMSYS IT Partners, Inc. (b)                                  19,526
   1,955   Cornell Cos., Inc. (b)                                        43,909
   1,946   Courier Corp.                                                 48,553
   1,886   CRA International, Inc. (b)                                   60,616
   4,361   Ennis, Inc.                                                   73,177
   4,302   Hudson Highland Group, Inc. (b)                               36,438
   1,156   ICF International, Inc. (b)                                   23,178
   4,754   Innerworkings, Inc. (b)                                       66,699
   7,126   Kforce, Inc. (b)                                              62,994
   4,333   LECG Corp. (b)                                                40,557
   6,030   On Assignment, Inc. (b)                                       38,291
   2,979   Pike Electric Corp. (b)                                       41,497
   1,835   Schawk, Inc.                                                  29,342
   9,705   Spherion Corp. (b)                                            59,395
   3,091   Team, Inc. (b)                                                84,383
   1,137   Waste Industries USA, Inc.                                    41,103
                                                                  -------------
                                                                      1,036,173
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--1.2%
   2,613   Anaren, Inc. (b)                                              33,081
   2,626   EMS Technologies, Inc. (b)                                    71,270
   6,332   Ixia (b)                                                      49,136
   3,490   Oplink Communications, Inc. (b)                               30,956
                                                                  -------------
                                                                        184,443
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMPUTERS & PERIPHERALS--0.6%
   4,407   STEC, Inc. (b)                                         $      27,279
   3,585   Stratasys, Inc. (b)                                           63,813
                                                                  -------------
                                                                         91,092
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.7%
   1,373   Integrated Electrical Services, Inc. (b)                      21,570
   1,194   Michael Baker Corp. (b)                                       26,817
   1,533   Northwest Pipe Co. (b)                                        65,137
                                                                  -------------
                                                                        113,524
                                                                  -------------
           CONSUMER FINANCE--0.3%
   4,758   First Cash Financial Services, Inc. (b)                       49,150
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.4%
     912   CPI Corp.                                                     15,750
   3,647   Universal Technical Institute, Inc. (b)                       42,780
                                                                  -------------
                                                                         58,530
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--0.2%
   1,902   ASTA Funding, Inc.                                            26,495
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
   7,329   Alaska Communications Systems Group, Inc.                     89,707
   1,636   Atlantic Tele-Network, Inc.                                   55,346
   4,000   Consolidated Communications Holdings, Inc.                    60,520
  14,120   FairPoint Communications, Inc.                               127,362
   5,390   Iowa Telecommunications Services, Inc.                        95,565
                                                                  -------------
                                                                        428,500
                                                                  -------------
           ELECTRICAL EQUIPMENT--0.8%
   2,028   Azz, Inc. (b)                                                 72,156
   3,437   LSI Industries, Inc.                                          45,403
                                                                  -------------
                                                                        117,559
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
   6,157   CTS Corp.                                                     65,880
   2,618   FARO Technologies, Inc. (b)                                   81,629
  14,368   Kemet Corp. (b)                                               58,047
   3,215   LoJack Corp. (b)                                              40,638
   6,411   Methode Electronics, Inc.                                     74,945
   3,175   Park Electrochemical Corp.                                    82,074
   2,829   SYNNEX Corp. (b)                                              60,031
   7,251   TTM Technologies, Inc. (b)                                    82,081
                                                                  -------------
                                                                        545,325
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ENERGY EQUIPMENT & SERVICES--5.3%
   4,465   Bronco Drilling Co., Inc. (b)                          $      71,931
   1,224   Dawson Geophysical Co. (b)                                    82,620
   1,906   Gulf Island Fabrication, Inc.                                 54,740
   4,563   Matrix Service Co. (b)                                        78,392
  15,335   Newpark Resources, Inc. (b)                                   78,209
     784   OYO Geospace Corp. (b)                                        35,609
   8,505   Pioneer Drilling Co. (b)                                     135,485
   2,563   Superior Well Services, Inc. (b)                              56,053
   2,088   T-3 Energy Services, Inc. (b)                                 88,865
   2,163   Trico Marine Services, Inc. (b)                               84,292
   1,983   Union Drilling, Inc. (b)                                      34,683
                                                                  -------------
                                                                        800,879
                                                                  -------------
           FOOD & STAPLES RETAILING--1.5%
   2,300   Nash Finch Co.                                                78,154
   2,486   PriceSmart, Inc.                                              68,887
   3,754   Spartan Stores, Inc.                                          78,271
                                                                  -------------
                                                                        225,312
                                                                  -------------
           FOOD PRODUCTS--1.4%
  13,852   Darling International, Inc. (b)                              179,383
   1,430   Imperial Sugar Co.                                            26,913
                                                                  -------------
                                                                        206,296
                                                                  -------------
           GAS UTILITIES--0.8%
   3,470   Laclede Group (The), Inc.                                    123,636
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
   1,884   Aspect Medical Systems, Inc. (b)                              11,492
   1,449   Cynosure, Inc. (b)                                            30,864
   2,198   Datascope Corp.                                               91,063
   2,173   ICU Medical, Inc. (b)                                         62,517
   3,126   IRIS International, Inc. (b)                                  41,482
   1,569   Kensey Nash Corp. (b)                                         45,423
   2,526   Medical Action Industries, Inc. (b)                           41,502
   3,720   Natus Medical, Inc. (b)                                       67,518
   5,270   Quidel Corp. (b)                                              84,636
   5,544   Symmetry Medical, Inc. (b)                                    92,030
   1,391   Vital Signs, Inc.                                             70,454
   3,557   Zoll Medical Corp. (b)                                        94,582
                                                                  -------------
                                                                        733,563
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--6.0%
   1,837   Air Methods Corp. (b)                                         88,856
   4,218   Alliance Imaging, Inc. (b)                                    36,275
   2,140   American Dental Partners, Inc. (b)                            20,694
   2,017   Bio-Reference Laboratories, Inc. (b)                          53,309
   5,075   Cross Country Healthcare, Inc. (b)                            62,778
   1,587   Emergency Medical Services Corp. (b)                          39,183
   4,444   Gentiva Health Services, Inc. (b)                             96,701


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
   3,784   Matria Healthcare, Inc. (b)                            $      84,383
   2,243   Medcath Corp. (b)                                             40,823
   2,062   MWI Veterinary Supply, Inc. (b)                               72,706
   5,630   Odyssey HealthCare, Inc. (b)                                  50,670
   1,994   Providence Service (The) Corp. (b)                            59,820
   2,995   RehabCare Group, Inc. (b)                                     44,925
   4,337   Res-Care, Inc. (b)                                            74,380
   6,546   Sun Healthcare Group, Inc. (b)                                86,014
                                                                  -------------
                                                                        911,517
                                                                  -------------
           HEALTH CARE TECHNOLOGY--0.2%
   1,749   Computer Programs & Systems, Inc.                             36,554
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.8%
   4,760   AFC Enterprises (b)                                           42,792
   3,098   BJ'S Restaurants, Inc. (b)                                    44,642
   2,636   Buffalo Wild Wings, Inc. (b)                                  64,582
   4,989   California Pizza Kitchen, Inc. (b)                            65,406
   3,611   Marcus (The) Corp.                                            69,331
   2,533   McCormick & Schmick's Seafood Restaurants, Inc. (b)           29,509
   2,017   Monarch Casino & Resort, Inc. (b)                             35,721
   1,908   Morton's Restaurant Group, Inc. (b)                           15,130
   2,382   Peet's Coffee & Tea, Inc. (b)                                 56,001
   2,662   Red Robin Gourmet Burgers, Inc. (b)                          100,012
   4,487   Steak N Shake (The) Co. (b)                                   35,313
   2,297   Town Sports International Holdings, Inc. (b)                  14,724
                                                                  -------------
                                                                        573,163
                                                                  -------------
           HOUSEHOLD DURABLES--1.0%
   4,872   Helen of Troy Ltd. (b)                                        81,704
   1,543   Lifetime Brands, Inc.                                         13,794
   2,462   Universal Electronics, Inc. (b)                               59,605
                                                                  -------------
                                                                        155,103
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.6%
   2,727   WD-40 Co.                                                     90,673
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.6%
   3,103   Raven Industries, Inc.                                        94,021
                                                                  -------------
           INSURANCE--3.2%
   9,123   American Equity Investment Life Holding Co.                   84,661
   1,658   American Physicians Capital, Inc.                             76,865
   2,600   First Mercury Financial Corp. (b)                             45,266
   6,168   Meadowbrook Insurance Group, Inc.                             48,172
   4,772   OneBeacon Insurance Group Ltd.                                90,764
   3,574   Seabright Insurance Holdings (b)                              52,645
   2,932   Stewart Information Services Corp.                            82,067
                                                                  -------------
                                                                        480,440
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INTERNET & CATALOG RETAIL--1.1%
   3,375   FTD Group, Inc.                                        $      45,293
   2,439   Gaiam, Inc. (b)                                               42,243
   4,173   PetMed Express, Inc. (b)                                      46,278
   2,899   Stamps.com, Inc. (b)                                          29,744
                                                                  -------------
                                                                        163,558
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.5%
   3,517   Greenfield Online, Inc. (b)                                   41,712
   4,965   Perficient, Inc. (b)                                          39,422
  10,655   SonicWALL, Inc. (b)                                           87,052
   4,426   Vignette Corp. (b)                                            58,467
                                                                  -------------
                                                                        226,653
                                                                  -------------
           IT SERVICES--1.8%
   9,168   Ciber, Inc. (b)                                               44,923
   5,720   infoUSA, Inc.                                                 34,949
   3,424   ManTech International Corp., Class A (b)                     155,313
   2,249   SI International, Inc. (b)                                    43,158
                                                                  -------------
                                                                        278,343
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--1.5%
   4,844   JAKKS Pacific, Inc. (b)                                      133,550
   3,252   RC2 Corp. (b)                                                 68,194
   3,885   Sturm Ruger & Co., Inc. (b)                                   32,012
                                                                  -------------
                                                                        233,756
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--1.2%
   4,025   Albany Molecular Research, Inc. (b)                           48,864
   4,957   Cambrex Corp.                                                 34,352
   2,198   Kendle International, Inc. (b)                                98,734
                                                                  -------------
                                                                        181,950
                                                                  -------------
           MACHINERY--9.5%
   4,507   Altra Holdings, Inc. (b)                                      60,619
   1,552   American Railcar Industries, Inc.                             31,552
   1,278   Ampco-Pittsburgh Corp.                                        54,941
   2,116   Badger Meter, Inc.                                            91,411
   6,531   Blount International, Inc. (b)                                80,788
   4,728   Chart Industries, Inc. (b)                                   159,996
   2,856   CIRCOR International, Inc.                                   132,090
   3,211   Columbus McKinnon Corp. (b)                                   99,477
   2,085   Dynamic Materials Corp.                                       90,072
   1,830   Gehl Co. (b)                                                  31,000
   2,601   Greenbrier Cos., Inc.                                         68,979
   1,965   Hardinge, Inc.                                                27,038
   1,088   Hurco Cos., Inc. (b)                                          50,897


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
   2,386   Kadant, Inc. (b)                                       $      70,101
   1,830   L.B. Foster Co., Class A (b)                                  78,800
   1,901   Lindsay Corp.                                                194,794
   2,013   Sun Hydraulics Corp.                                          58,921
   1,576   Twin Disc, Inc.                                               24,932
   5,238   Wabash National Corp.                                         47,090
                                                                  -------------
                                                                      1,453,498
                                                                  -------------
           MARINE--0.4%
   1,844   TBS International Ltd., Class A (b)                           55,689
                                                                  -------------
           MEDIA--2.3%
   5,480   Cox Radio, Inc., Class A (b)                                  65,102
   2,595   DG Fastchannel, Inc. (b)                                      49,772
  10,236   Entravision Communications Corp., Class A (b)                 68,172
   8,086   Journal Communications, Inc., Class A                         59,675
   3,528   Playboy Enterprises, Inc., Class B (b)                        29,388
   9,063   Sinclair Broadcast Group, Inc., Class A                       80,752
                                                                  -------------
                                                                        352,861
                                                                  -------------
           METALS & MINING--0.5%
   3,008   A.M. Castle & Co.                                             81,216
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--1.8%
   3,619   DCP Midstream Partners LP (c)                                104,951
   7,344   PetroQuest Energy, Inc. (b)                                  127,345
   1,565   TransMontaigne Partners LP (c)                                44,383
                                                                  -------------
                                                                        276,679
                                                                  -------------
           PAPER & FOREST PRODUCTS--2.1%
   6,706   Buckeye Technologies, Inc. (b)                                74,839
   7,684   Glatfelter                                                   116,105
   2,534   Neenah Paper, Inc.                                            65,327
   2,679   Schweitzer-Mauduit International, Inc.                        61,992
                                                                  -------------
                                                                        318,263
                                                                  -------------
           PERSONAL PRODUCTS--1.2%
   4,666   Elizabeth Arden, Inc. (b)                                     93,087
   1,616   Inter Parfums, Inc.                                           35,681
   6,019   Prestige Brands Holdings, Inc. (b)                            49,235
                                                                  -------------
                                                                        178,003
                                                                  -------------
           PHARMACEUTICALS--0.5%
   2,181   Obagi Medical Products, Inc. (b)                              18,931
   8,092   Salix Pharmaceuticals Ltd. (b)                                50,818
                                                                  -------------
                                                                         69,749
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ROAD & RAIL--0.5%
   3,749   Celadon Group, Inc. (b)                                $      36,290
   2,585   Marten Transport, Ltd. (b)                                    40,120
                                                                  -------------
                                                                         76,410
                                                                  -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
  13,769   Cirrus Logic, Inc. (b)                                        92,527
   3,622   Cohu, Inc.                                                    58,858
   8,764   Mattson Technology, Inc. (b)                                  53,373
   4,655   Rudolph Technologies, Inc. (b)                                45,479
   3,315   Ultra Clean Holdings (b)                                      32,487
                                                                  -------------
                                                                        282,724
                                                                  -------------
           SOFTWARE--1.5%
  10,354   Actuate Corp. (b)                                             42,451
   2,293   Interactive Intelligence, Inc. (b)                            26,989
   4,172   Radiant Systems, Inc. (b)                                     58,283
   6,632   Tyler Technologies, Inc. (b)                                  92,715
                                                                  -------------
                                                                        220,438
                                                                  -------------
           SPECIALTY RETAIL--2.4%
   3,472   A.C. Moore Arts & Crafts, Inc. (b)                            23,679
   3,556   Big 5 Sporting Goods Corp.                                    31,186
   6,289   Casual Male Retail Group, Inc. (b)                            26,414
   5,058   Cato (The) Corp., Class A                                     75,567
   2,112   Conn's, Inc. (b)                                              34,447
   3,088   Jos. A. Bank Clothiers, Inc. (b)                              63,304
   2,455   Midas, Inc. (b)                                               42,201
   3,167   Monro Muffler Brake, Inc.                                     53,522
   2,455   West Marine, Inc. (b)                                         17,111
                                                                  -------------
                                                                        367,431
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--2.3%
   3,206   Maidenform Brands, Inc. (b)                                   52,162
   3,308   Movado Group, Inc.                                            64,473
   1,984   Perry Ellis International, Inc. (b)                           43,311
   3,145   Steven Madden Ltd. (b)                                        53,874
   2,708   True Religion Apparel, Inc. (b)                               50,233
   2,455   UniFirst Corp.                                                91,055
                                                                  -------------
                                                                        355,108
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--2.0%
   3,289   Anchor BanCorp Wisconsin, Inc.                                62,392
   8,551   Bank Mutual Corp.                                             91,838
   5,274   Dime Community Bancshares                                     92,190
   1,064   WSFS Financial Corp.                                          52,434
                                                                  -------------
                                                                        298,854
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           TOBACCO--0.7%
  16,415   Alliance One International, Inc. (b)                   $      99,147
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--0.5%
   4,456   Rush Enterprises, Inc., Class A (b)                           70,583
                                                                  -------------

           WATER UTILITIES--1.4%
   2,924   American States Water Co.                                    105,264
   2,227   SJW Corp.                                                     63,670
   4,129   Southwest Water Co.                                           45,708
                                                                  -------------
                                                                        214,642
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--0.2%
   3,963   USA Mobility, Inc. (b)                                        28,296
                                                                  -------------

           TOTAL INVESTMENTS -- 100.4%
           (Cost $18,393,367) (d)                                    15,255,921
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                     (59,727)
                                                                  -------------
           NET ASSETS--100.0%                                     $   15,196,194
                                                                  ==============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c)  Master limited partnership ("MLP")

   (d) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $681,563 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,819,009.



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $15,255,921
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $15,255,921
                                                            =================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------
           COMMON STOCKS--100.0%
           BUILDING PRODUCTS--0.7%
  21,247   Masco Corp.                                            $     421,328
                                                                  -------------
           CHEMICALS--3.0%
  43,372   Dow Chemical (The) Co.                                     1,598,258
   3,487   Olin Corp.                                                    68,903
   5,420   RPM International, Inc.                                      113,495
                                                                  -------------
                                                                      1,780,656
                                                                  -------------
           COMMERCIAL BANKS--29.5%
   6,707   Associated Banc-Corp.                                        178,607
   3,285   BancorpSouth, Inc.                                            76,081
  37,171   BB&T Corp.                                                 1,191,702
   1,380   Chemical Financial Corp.                                      32,899
   8,790   Citizens Banking Corp.                                       109,260
  12,570   Colonial BancGroup (The), Inc.                               121,049
  12,314   Comerica, Inc.                                               431,975
   1,223   Community Bank System, Inc.                                   30,037
   4,525   F.N.B. Corp.                                                  70,635
  47,749   Fifth Third Bancorp                                          998,909
   1,213   First Charter Corp.                                           32,399
   2,478   First Financial Bancorp                                       33,329
  16,184   First Horizon National Corp.                                 226,738
   2,666   First Midwest Bancorp, Inc.                                   74,035
   5,247   FirstMerit Corp.                                             108,403
  10,092   Fulton Financial Corp.                                       124,031
  44,492   Huntington Bancshares, Inc.                                  478,289
  30,797   KeyCorp                                                      675,994
  74,310   National City Corp.                                          739,385
   3,509   National Penn Bancshares, Inc.                                63,829
   1,406   NBT Bancorp, Inc.                                             31,213
   4,069   Old National Bancorp                                          73,242
   2,306   Pacific Capital Bancorp                                       49,579
     766   Park National Corp.                                           54,271
  16,267   PNC Financial Services Group, Inc.                         1,066,627
  18,350   Popular, Inc.                                                213,961
   4,792   Provident Bankshares Corp.                                    51,466
   1,161   S&T Bancorp., Inc.                                            37,349
   4,567   South Financial Group (The), Inc.                             67,866
  23,071   SunTrust Banks, Inc.                                       1,272,135
   5,413   Susquehanna Bancshares, Inc.                                 110,263
   7,738   TCF Financial Corp.                                          138,665
   2,685   Trustmark Corp.                                               59,822
  65,375   U.S. Bancorp                                               2,115,535
   2,293   United Bankshares, Inc.                                       61,108
   6,077   Valley National Bancorp                                      116,739
   7,076   W Holding Co., Inc.                                            8,420
 117,507   Wachovia Corp.                                             3,172,690
  88,581   Wells Fargo & Co.                                          2,577,708
     988   WesBanco, Inc.                                                24,413
   3,835   Whitney Holding Corp.                                         95,070
   3,620   Wilmington Trust Corp.                                       112,582
                                                                  -------------
                                                                     17,308,310
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES--0.0%
   1,799   Kimball International, Inc.                            $      19,285
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--17.3%
 156,750   Bank of America Corp.                                      5,942,393
 196,263   Citigroup, Inc.                                            4,203,953
                                                                  -------------
                                                                     10,146,346
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--14.2%
 136,280   AT&T, Inc.                                                 5,219,524
  85,773   Verizon Communications, Inc.                               3,126,426
                                                                  -------------
                                                                      8,345,950
                                                                  -------------
           ELECTRIC UTILITIES--5.4%
   2,829   Cleco Corp.                                                   62,747
   5,819   DPL, Inc.                                                    149,199
   2,499   Empire District Electric (The) Co.                            50,605
   6,781   Great Plains Energy, Inc.                                    167,152
   1,099   Otter Tail Corp.                                              38,894
  10,014   Pepco Holdings, Inc.                                         247,546
   6,970   Pinnacle West Capital Corp.                                  244,508
  17,757   Progress Energy, Inc.                                        740,467
  40,353   Southern Co.                                               1,436,969
                                                                  -------------
                                                                      3,138,087
                                                                  -------------
           GAS UTILITIES--1.0%
   4,531   AGL Resources, Inc.                                          155,504
   5,262   Atmos Energy Corp.                                           134,181
   1,005   Laclede Group (The), Inc.                                     35,808
   2,974   Nicor, Inc.                                                   99,659
   3,158   Piedmont Natural Gas Co., Inc.                                82,929
   2,461   WGL Holdings, Inc.                                            78,900
                                                                  -------------
                                                                        586,981
                                                                  -------------
           HOUSEHOLD DURABLES--0.1%
   1,739   Tupperware Brands Corp.                                       67,265
                                                                  -------------
           INSURANCE--1.3%
   5,591   Arthur J. Gallagher & Co.                                    132,059
   6,881   Cincinnati Financial Corp.                                   261,754
   2,138   Commerce Group (The), Inc.                                    77,096
   1,490   Mercury General Corp.                                         66,022
   3,089   Unitrin, Inc.                                                109,165
   2,577   Zenith National Insurance Corp.                               92,411
                                                                  -------------
                                                                        738,507
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING--0.6%
   5,218   Nucor Corp.                                            $     353,467
                                                                  -------------
           MULTI-UTILITIES--6.8%
  14,503   Ameren Corp.                                                 638,712
   1,724   Black Hills Corp.                                             61,685
   1,067   CH Energy Group, Inc.                                         41,506
  18,161   Consolidated Edison, Inc.                                    720,992
  26,461   Dominion Resources, Inc.                                   1,080,667
  10,471   DTE Energy Co.                                               407,217
   9,349   Energy East Corp.                                            225,498
   5,416   NSTAR                                                        164,809
   4,924   OGE Energy Corp.                                             153,481
   5,254   Puget Energy, Inc.                                           135,921
   5,974   SCANA Corp.                                                  218,529
   4,433   Vectren Corp.                                                118,937
                                                                  -------------
                                                                      3,967,954
                                                                  -------------
           PHARMACEUTICALS--11.2%
  94,253   Bristol-Myers Squibb Co.                                   2,007,589
 218,938   Pfizer, Inc.                                               4,582,372
                                                                  -------------
                                                                      6,589,961
                                                                  -------------
           REAL ESTATE INVESTMENT TRUST--0.3%
   4,507   Rayonier, Inc.                                               195,784
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--1.7%
   4,082   Astoria Financial Corp.                                      110,867
   4,095   Corus Bankshares, Inc.                                        39,844
   5,560   First Niagara Financial Group, Inc.                           75,560
   1,528   Flagstar Bancorp, Inc.                                        11,032
   3,728   Washington Federal, Inc.                                      85,148
  65,700   Washington Mutual, Inc.                                      676,711
                                                                  -------------
                                                                        999,162
                                                                  -------------
           TOBACCO--6.9%
  50,077   Altria Group, Inc.                                         1,111,709
  50,077   Philip Morris International, Inc. (b)                      2,532,895
   7,620   UST, Inc.                                                    415,442
                                                                  -------------
                                                                      4,060,046
                                                                  -------------

           TOTAL INVESTMENTS--100.0%
           (Cost $75,708,973) (c)                                    58,719,089
           NET OTHER ASSETS AND LIABILITIES--0.0%                        13,678
                                                                  -------------
           NET ASSETS--100.0%                                     $  58,732,767
                                                                  =============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)



   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b) This security spun-off from Altria Group, Inc. on March 28, 2008. As of March 31, 2008, this security had not paid a distribution to the Fund.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $738,475 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was 17,728,359.



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
   --------------------------------------------------------------------------

   Level 1- Quoted Prices                                      $58,719,089
   Level 2- Other Significant Observable Inputs                          -
   Level 3- Significant Unobservable Inputs                              -
                                                            -----------------
   Total                                                       $58,719,089
                                                            =================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.2%
           AEROSPACE & DEFENSE--1.0%
   5,699   Spirit Aerosystems Holdings, Inc., Class A (b)         $     126,404
   1,941   TransDigm Group, Inc. (b)                                     71,914
                                                                  -------------
                                                                        198,318
                                                                  -------------
           CAPITAL MARKETS--5.1%
   9,271   Ameriprise Financial, Inc.                                   480,702
   1,204   GFI Group, Inc.                                               68,989
   1,107   Greenhill & Co., Inc.                                         77,003
   4,405   Lazard Ltd., Class A                                         168,271
   4,905   MF Global Ltd. (b)                                            48,609
   3,029   Och-Ziff Capital Management Group, Class A                    63,609
   2,575   optionsXpress Holdings, Inc.                                  53,328
   2,361   Riskmetrics Group, Inc. (b)                                   45,685
                                                                  -------------
                                                                      1,006,196
                                                                  -------------
           CHEMICALS--4.7%
   6,223   Celanese Corp., Class A                                      243,007
   2,298   CF Industries Holding, Inc.                                  238,119
   9,561   Huntsman Corp.                                               225,162
   5,736   Nalco Holding Co.                                            121,316
   3,019   Rockwood Holdings, Inc. (b)                                   98,933
                                                                  -------------
                                                                        926,537
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--1.5%
   3,554   EnergySolutions, Inc.                                         81,529
   2,553   IHS, Inc., Class A (b)                                       164,183
   4,214   RSC Holdings, Inc. (b)                                        45,933
                                                                  -------------
                                                                        291,645
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.5%
   4,093   Aecom Technology Corp. (b)                                   106,459
   6,934   KBR, Inc.                                                    192,280
                                                                  -------------
                                                                        298,739
                                                                  -------------
           CONSUMER FINANCE--1.6%
  19,572   Discover Financial Services                                  320,394
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--4.3%
   1,640   Interactive Brokers Group, Inc., Class A (b)                  42,099
   4,085   MSCI, Inc., Class A (b)                                      121,529
  10,825   NYSE Euronext                                                668,010
                                                                  -------------
                                                                        831,638
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
   6,267   Embarq Corp.                                                 251,307
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ELECTRIC UTILITIES--0.5%
   2,016   ITC Holdings Corp.                                     $     104,953
                                                                  -------------

           ELECTRICAL EQUIPMENT--5.4%
   1,988   EnerSys (b)                                                   47,553
   3,213   First Solar, Inc. (b)                                        742,653
   3,447   SunPower Corp., Class A (b)                                  256,836
                                                                  -------------
                                                                      1,047,042
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
   4,536   Dolby Laboratories, Inc., Class A (b)                        164,475
  19,911   Tyco Electronics Ltd.                                        683,346
                                                                  -------------
                                                                        847,821
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--1.6%
   4,304   Cal Dive International, Inc. (b)                              44,676
   3,000   Complete Production Services, Inc. (b)                        68,820
   3,506   Dresser-Rand Group, Inc. (b)                                 107,809
   3,630   Hercules Offshore, Inc. (b)                                   91,186
                                                                  -------------
                                                                        312,491
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
  20,373   Covidien Ltd.                                                901,505
   2,252   Masimo Corp. (b)                                              58,552
   1,447   NuVasive, Inc. (b)                                            49,936
                                                                  -------------
                                                                      1,009,993
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--0.9%
   4,164   Brookdale Senior Living, Inc.                                 99,519
   1,704   WellCare Health Plans, Inc. (b)                               66,371
                                                                  -------------
                                                                        165,890
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.1%
   5,542   Burger King Holdings, Inc.                                   153,292
   1,599   Life Time Fitness, Inc. (b)                                   49,905
   7,593   Tim Hortons, Inc.                                            258,541
   7,231   Wyndham Worldwide Corp.                                      149,537
                                                                  -------------
                                                                        611,275
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
   1,725   Ormat Technologies, Inc.                                      74,192
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE--3.5%
   2,469   Allied World Assurance Holdings Ltd.                   $      98,019
   3,485   Flagstone Reinsurance Holdings Ltd.                           42,169
  17,673   Genworth Financial, Inc., Class A                            400,117
   3,982   OneBeacon Insurance Group Ltd.                                75,738
   3,031   Validus Holdings Ltd.                                         71,016
                                                                  -------------
                                                                        687,059
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--10.8%
   4,383   Google, Inc., Class A (b)                                  1,930,581
   2,926   Omniture, Inc. (b)                                            67,912
   1,797   VistaPrint Ltd. (b)                                           62,805
   2,351   WebMD Health Corp., Class A (b)                               55,413
                                                                  -------------
                                                                      2,116,711
                                                                  -------------
           IT SERVICES--11.6%
   8,651   Genpact Ltd. (b)                                             105,975
   5,357   MasterCard, Inc., Class A                                  1,194,558
   3,161   NeuStar, Inc., Class A (b)                                    83,703
   6,816   SAIC, Inc. (b)                                               126,709
   3,328   VeriFone Holdings, Inc. (b)                                   52,815
  30,622   Western Union Co.                                            651,330
   1,604   Wright Express Corp. (b)                                      49,291
                                                                  -------------
                                                                      2,264,381
                                                                  -------------
           MACHINERY--0.8%
   1,529   Bucyrus International, Inc., Class A                         155,423
                                                                  -------------
           MARINE--0.6%
   1,910   Eagle Bulk Shipping, Inc.                                     49,202
   1,188   Genco Shipping & Trading Ltd.                                 67,038
                                                                  -------------
                                                                        116,240
                                                                  -------------
           MEDIA--11.8%
   4,351   Cinemark Holdings, Inc.                                       55,649
   3,863   DreamWorks Animation SKG, Inc., Class A (b)                   99,588
   1,854   Morningstar, Inc. (b)                                        113,743
  39,907   Time Warner Cable, Inc., Class A (b)                         996,877
  26,180   Viacom, Inc., Class B (b)                                  1,037,251
                                                                  -------------
                                                                      2,303,108
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--9.6%
   2,699   Alpha Natural Resources, Inc. (b)                      $     117,245
   1,099   Atlas America, Inc.                                           66,424
   1,830   Bill Barrett Corp. (b)                                        86,468
   2,714   Bois d'Arc Energy, Inc. (b)                                   58,324
   3,098   Concho Resources, Inc. (b)                                    79,433
   6,865   Continental Resources, Inc. (b)                              218,924
   1,871   Copano Energy LLC                                             63,969
   3,519   CVR Energy, Inc. (b)                                          81,043
   4,275   EXCO Resources, Inc. (b)                                      79,088
   1,838   Foundation Coal Holdings, Inc.                                92,507
   5,830   SandRidge Energy, Inc. (b)                                   228,244
  25,839   Spectra Energy Corp.                                         587,836
   3,112   W&T Offshore, Inc.                                           106,150
                                                                  -------------
                                                                      1,865,655
                                                                  -------------
           PERSONAL PRODUCTS--1.1%
   3,729   Bare Escentuals, Inc. (b)                                     87,333
   2,615   Herbalife Ltd.                                               124,213
                                                                  -------------
                                                                        211,546
                                                                  -------------
           PHARMACEUTICALS--1.2%
   1,668   Auxilium Pharmaceuticals, Inc. (b)                            44,602
  10,236   Warner Chilcott Ltd., Class A (b)                            184,248
                                                                  -------------
                                                                        228,850
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
   8,254   CB Richard Ellis Group, Inc., Class A (b)                    178,617
                                                                  -------------
           ROAD & RAIL--0.8%
  13,173   Hertz Global Holdings, Inc. (b)                              158,866
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
   1,271   Hittite Microwave Corp. (b)                                   47,561
                                                                  -------------
           SOFTWARE--0.8%
   1,840   Blackbaud, Inc.                                               44,675
   2,431   NetSuite, Inc. (b)                                            52,364
   2,647   Solera Holdings, Inc. (b)                                     64,481
                                                                  -------------
                                                                        161,520
                                                                  -------------
           SPECIALTY RETAIL--0.6%
   2,511   J. Crew Group, Inc. (b)                                      110,911
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.9%
   3,368   Crocs, Inc. (b)                                               58,839
   3,890   Hanesbrands, Inc. (b)                                        113,588
                                                                  -------------
                                                                        172,427
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS--0.6%
   3,209   Aircastle Ltd.                                         $      36,101
   2,143   UAP Holding Corp.                                             82,163
                                                                  -------------
                                                                        118,264
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--2.0%
   6,706   Clearwire Corp., Class A (b)                                  99,316
  14,221   MetroPCS Communications, Inc. (b)                            241,757
   2,790   Syniverse Holdings, Inc. (b)                                  46,481
                                                                  -------------
                                                                        387,554
                                                                  -------------

           TOTAL INVESTMENTS--100.2%
           (Cost $21,253,356) (c)                                    19,583,124
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                     (39,763)
                                                                  -------------
           NET ASSETS--100.0%                                     $  19,543,361
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,475,581 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was 3,145,813.



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $19,583,124
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $19,583,124
                                                            =================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.4%
           AIR FREIGHT & LOGISTICS--2.1%
   4,383   C.H. Robinson Worldwide, Inc.                          $     238,435
   5,731   Expeditors International of Washington, Inc.                 258,927
                                                                  -------------
                                                                        497,362
                                                                  -------------
           AIRLINES--1.7%
   7,838   Ryanair Holdings PLC, ADR (b)                                221,659
   8,112   UAL Corp. (b)                                                174,651
                                                                  -------------
                                                                        396,310
                                                                  -------------
           BEVERAGES--0.9%
   5,618   Hansen Natural Corp. (b)                                     198,315
                                                                  -------------
           BIOTECHNOLOGY--8.8%
   5,158   Amgen, Inc. (b)                                              215,501
   9,078   Amylin Pharmaceuticals, Inc. (b)                             265,169
   4,054   Biogen Idec, Inc. (b)                                        250,091
   4,014   Celgene Corp. (b)                                            246,018
   3,786   Cephalon, Inc. (b)                                           243,818
   3,102   Genzyme Corp. (b)                                            231,223
   4,679   Gilead Sciences, Inc. (b)                                    241,109
  14,188   Vertex Pharmaceuticals, Inc. (b)                             338,952
                                                                  -------------
                                                                      2,031,881
                                                                  -------------
           CHEMICALS--1.1%
   4,233   Sigma-Aldrich Corp.                                          252,498
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--2.9%
   8,066   Cintas Corp.                                                 230,204
   9,206   Monster Worldwide, Inc. (b)                                  222,877
   4,220   Stericycle, Inc. (b)                                         217,330
                                                                  -------------
                                                                        670,411
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--5.0%
   9,451   Cisco Systems, Inc. (b)                                      227,675
   9,133   Juniper Networks, Inc. (b)                                   228,325
   5,662   QUALCOMM, Inc.                                               232,142
   2,324   Research In Motion Ltd. (b)                                  260,822
  39,017   Tellabs, Inc. (b)                                            212,643
                                                                  -------------
                                                                      1,161,607
                                                                  -------------
           COMPUTERS & PERIPHERALS--6.0%
   1,864   Apple Computer, Inc. (b)                                     267,483
  11,776   Dell, Inc. (b)                                               234,578
   9,177   Logitech International S.A. (b)                              233,463
  10,127   NetApp, Inc. (b)                                             203,046


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMPUTERS & PERIPHERALS (CONTINUED)
  10,643   SanDisk Corp. (b)                                      $     240,213
  14,241   Sun Microsystems, Inc. (b)                                   221,163
                                                                  -------------
                                                                      1,399,946
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.9%
   3,627   Foster Wheeler Ltd. (b)                                      205,361
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.8%
   4,259   Apollo Group, Inc., Class A (b)                              183,989
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 104,522   Level 3 Communications, Inc. (b)                             221,587
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
  22,605   Flextronics International Ltd. (b)                           212,261
                                                                  -------------
           FOOD & STAPLES RETAILING--2.0%
   3,779   Costco Wholesale Corp.                                       245,522
   6,688   Whole Foods Market, Inc.                                     220,503
                                                                  -------------
                                                                        466,025
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
   5,882   DENTSPLY International, Inc.                                 227,045
   4,181   Hologic, Inc. (b)                                            232,464
     861   Intuitive Surgical, Inc. (b)                                 279,265
                                                                  -------------
                                                                        738,774
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--3.1%
   3,894   Express Scripts, Inc. (b)                                    250,462
   3,970   Henry Schein, Inc. (b)                                       227,878
   6,765   Patterson Cos., Inc. (b)                                     245,570
                                                                  -------------
                                                                        723,910
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.1%
  13,325   Starbucks Corp. (b)                                          233,188
   2,455   Wynn Resorts Ltd. (b)                                        247,071
                                                                  -------------
                                                                        480,259
                                                                  -------------
           HOUSEHOLD DURABLES--1.0%
   4,132   Garmin Ltd.                                                  223,169
                                                                  -------------
           INTERNET & CATALOG RETAIL--4.2%
   3,555   Amazon.com, Inc. (b)                                         253,472
  10,825   Expedia, Inc. (b)                                            236,959
  11,667   IAC/InterActiveCorp (b)                                      242,207
  15,180   Liberty Media Corp. - Interactive, Class A (b)               245,005
                                                                  -------------
                                                                        977,643
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES--5.9%
   6,664   Akamai Technologies, Inc. (b)                          $     187,658
     938   Baidu.com, Inc. ADR (b)                                      224,773
   8,839   eBay, Inc. (b)                                               263,755
     526   Google, Inc., Class A (b)                                    231,687
   6,749   VeriSign, Inc. (b)                                           224,337
   7,849   Yahoo!, Inc. (b)                                             227,072
                                                                  -------------
                                                                      1,359,282
                                                                  -------------
           IT SERVICES--4.0%
   7,806   Cognizant Technology Solutions Corp., Class A (b)            225,047
   4,560   Fiserv, Inc. (b)                                             219,290
   6,345   Infosys Technologies Ltd., ADR                               226,961
   7,471   Paychex, Inc.                                                255,956
                                                                  -------------
                                                                        927,254
                                                                  -------------
           MACHINERY--2.0%
   3,426   Joy Global, Inc.                                             223,238
   5,405   PACCAR, Inc.                                                 243,225
                                                                  -------------
                                                                        466,463
                                                                  -------------
           MEDIA--7.7%
  11,584   Comcast Corp., Class A                                       224,035
  10,955   Discovery Holding Co., Class A (b)                           232,465
   8,040   DISH Network Corp., Class A (b)                              230,989
   5,202   Focus Media Holding Ltd., ADR (b)                            182,850
   6,444   Lamar Advertising Co., Class A                               231,533
   6,209   Liberty Global, Inc., Class A (b)                            211,603
  83,465   Sirius Satellite Radio, Inc. (b)                             238,710
  16,357   Virgin Media, Inc.                                           230,143
                                                                  -------------
                                                                      1,782,328
                                                                  -------------
           METALS & MINING--1.1%
   7,530   Steel Dynamics, Inc.                                         248,791
                                                                  -------------
           MULTILINE RETAIL--1.1%
   2,467   Sears Holdings Corp. (b)                                     251,856
                                                                  -------------
           PHARMACEUTICALS--1.0%
   4,772   Teva Pharmaceutical Industries Ltd., ADR                     220,419
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--11.0%
  13,028   Altera Corp.                                                 240,106
  11,342   Applied Materials, Inc.                                      221,282
  13,028   Broadcom Corp., Class A (b)                                  251,050
  11,353   Intel Corp.                                                  240,457
   5,454   KLA-Tencor Corp.                                             202,343
   5,940   Lam Research Corp. (b)                                       227,027
   7,860   Linear Technology Corp.                                      241,223


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
  20,828   Marvell Technology Group Ltd. (b)                      $     226,609
   7,259   Microchip Technology, Inc.                                   237,587
  11,655   NVIDIA Corp. (b)                                             230,652
  10,069   Xilinx, Inc.                                                 239,139
                                                                  -------------
                                                                      2,557,475
                                                                  -------------
           SOFTWARE--12.0%
   8,350   Activision, Inc. (b)                                         228,039
   7,000   Adobe Systems, Inc. (b)                                      249,129
   7,208   Autodesk, Inc. (b)                                           226,908
  11,924   BEA Systems, Inc. (b)                                        228,345
  21,157   Cadence Design Systems, Inc. (b)                             225,957
  10,845   Check Point Software Technologies Ltd. (b)                   242,928
   6,962   Citrix Systems, Inc. (b)                                     204,195
   4,920   Electronic Arts, Inc. (b)                                    245,606
   8,515   Intuit, Inc. (b)                                             229,990
   8,176   Microsoft Corp.                                              232,035
  11,993   Oracle Corp. (b)                                             234,583
  13,451   Symantec Corp. (b)                                           223,556
                                                                  -------------
                                                                      2,771,271
                                                                  -------------
           SPECIALTY RETAIL--3.1%
   8,420   Bed Bath & Beyond, Inc. (b)                                  248,390
  11,880   PetSmart, Inc.                                               242,827
  10,481   Staples, Inc.                                                231,735
                                                                  -------------
                                                                        722,952
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.1%
   5,802   Fastenal Co.                                                 266,486
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--2.7%
   5,077   Leap Wireless International, Inc. (b)                        236,589
   2,108   Millicom International Cellular S.A. (b)                     199,311
   6,163   NII Holdings, Inc. (b)                                       195,860
                                                                  -------------
                                                                        631,760
                                                                  -------------

           TOTAL INVESTMENTS--100.4%
           (Cost $28,515,823) (c)                                    23,247,645
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                     (90,497)
                                                                  -------------
           NET ASSETS--100.0%                                     $  23,157,148
                                                                  =============

   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)





   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $666,727 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,934,905.

   ADR - American Depositary Receipt



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $23,247,645
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $23,247,645
                                                            =================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.5%
           COMMUNICATIONS EQUIPMENT--13.0%
  15,589   Cisco Systems, Inc. (b)                                $     375,539
  15,064   Juniper Networks, Inc. (b)                                   376,600
   9,340   QUALCOMM, Inc.                                               382,940
   3,834   Research In Motion Ltd. (b)                                  430,290
  64,356   Tellabs, Inc. (b)                                            350,740
                                                                  -------------
                                                                      1,916,109
                                                                  -------------
           COMPUTERS & PERIPHERALS--15.7%
   3,074   Apple Computer, Inc. (b)                                     441,119
  19,423   Dell, Inc. (b)                                               386,906
  15,137   Logitech International S.A. (b)                              385,085
  16,704   NetApp, Inc (b)                                              334,915
  17,554   SanDisk Corp. (b)                                            396,194
  23,490   Sun Microsystems, Inc. (b)                                   364,800
                                                                  -------------
                                                                      2,309,019
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--12.3%
  10,993   Akamai Technologies, Inc. (b)                                309,563
   1,547   Baidu.com, ADR (b)                                           370,708
     867   Google, Inc., Class A (b)                                    381,887
  11,133   VeriSign, Inc. (b)                                           370,061
  12,947   Yahoo!, Inc. (b)                                             374,557
                                                                  -------------
                                                                      1,806,776
                                                                  -------------
           IT SERVICES--5.1%
  12,876   Cognizant Technology Solutions Corp., Class A (b)            371,215
  10,466   Infosys Technologies Ltd., ADR                               374,369
                                                                  -------------
                                                                        745,584
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--28.7%
  21,489   Altera Corp.                                                 396,042
  18,708   Applied Materials, Inc.                                      364,993
  21,489   Broadcom Corp., Class A (b)                                  414,093
  18,726   Intel Corp.                                                  396,617
   8,996   KLA-Tencor Corp.                                             333,752
   9,798   Lam Research Corp. (b)                                       374,480
  12,964   Linear Technology Corp.                                      397,865
  34,355   Marvell Technology Group Ltd. (b)                            373,782
  11,973   Microchip Technology, Inc.                                   391,876
  19,225   NVIDIA Corp. (b)                                             380,463
  16,608   Xilinx, Inc.                                                 394,440
                                                                  -------------
                                                                      4,218,403
                                                                  -------------
           SOFTWARE--25.7%
  11,547   Adobe Systems, Inc. (b)                                      410,958
  11,890   Autodesk, Inc. (b)                                           374,297
  19,667   BEA Systems, Inc. (b)                                        376,623
  34,897   Cadence Design Systems, Inc. (b)                             372,700
  17,889   Check Point Software Technologies Ltd. (b)                   400,714
  11,483   Citrix Systems, Inc. (b)                                     336,796


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
  14,045   Intuit, Inc. (b)                                       $     379,355
  13,485   Microsoft Corp.                                              382,704
  19,781   Oracle Corp. (b)                                             386,916
  22,187   Symantec Corp. (b)                                           368,748
                                                                  -------------
                                                                      3,789,811
                                                                  -------------

           TOTAL INVESTMENTS--100.5%
           (Cost $19,255,085) (c)                                    14,785,702
           NET OTHER ASSETS AND LIABILITIES--(0.5%)                     (80,796)
                                                                  -------------
           NET ASSETS--100.0%                                     $  14,704,906
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $223,161 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,692,544.

   ADR - American Depositary Receipt



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    --------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $14,785,702
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            ------------------
    Total                                                      $14,785,702
                                                            ==================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------
           COMMON STOCKS--98.8%
           BIOTECHNOLOGY--79.4%
  41,022   Amgen, Inc. (b)                                        $   1,713,899
  58,037   Amylin Pharmaceuticals, Inc. (b)                           1,695,261
 120,459   Applera Corp. - Celera Group (b)                           1,770,747
  32,480   Biogen Idec, Inc. (b)                                      2,003,691
  35,579   Celgene Corp. (b)                                          2,180,637
  27,770   Cephalon, Inc. (b)                                         1,788,388
  28,309   Genentech, Inc. (b)                                        2,298,125
  23,769   Genzyme Corp. (b)                                          1,771,741
  42,166   Gilead Sciences, Inc. (b)                                  2,172,814
 186,092   Human Genome Sciences, Inc. (b)                            1,096,082
  46,012   ImClone Systems, Inc. (b)                                  1,951,829
 107,547   InterMune, Inc. (b)                                        1,568,035
 122,548   Millennium Pharmaceuticals, Inc. (b)                       1,894,592
  47,208   OSI Pharmaceuticals, Inc. (b)                              1,765,107
 125,842   PDL BioPharma, Inc. (b)                                    1,332,667
  85,353   Vertex Pharmaceuticals, Inc. (b)                           2,039,083
                                                                  -------------
                                                                     29,042,698
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--19.4%
  90,605   Affymetrix, Inc. (b)                                       1,577,433
  20,582   Invitrogen Corp. (b)                                       1,759,144
  29,120   Millipore Corp. (b)                                        1,962,979
 257,550   Nektar Therapeutics (b)                                    1,787,397
                                                                  -------------
                                                                      7,086,953
                                                                  -------------
           TOTAL INVESTMENTS--98.8%
           (Cost $44,136,063) (c)                                    36,129,651
           NET OTHER ASSETS AND LIABILITIES-- 1.2%                      423,474
                                                                  -------------
           NET ASSETS--100.0%                                     $  36,553,125
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $826,010 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,832,422.


           See Notes to Quarterly Portfolio of Investments.

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $36,129,651
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $36,129,651
                                                            =================



           See Notes to Quarterly Portfolio of Investments.

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--97.7%
           CAPITAL MARKETS--5.4%
  81,731   E*TRADE Financial Corp. (b)                            $     315,482
  47,266   TD Ameritrade Holding Corp. (b)                              780,361
                                                                  -------------
                                                                      1,095,843
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--2.7%
  21,981   Monster Worldwide, Inc. (b)                                  532,160
                                                                  -------------
           HEALTH CARE TECHNOLOGY--2.3%
  11,111   Allscripts Healthcare Solutions, Inc. (b)                    114,666
  35,501   HLTH Corp. (b)                                               338,679
                                                                  -------------
                                                                        453,345
                                                                  -------------
           INTERNET & CATALOG RETAIL--18.3%
  28,526   Amazon.com, Inc. (b)                                       2,033,904
  37,752   IAC/InterActiveCorp. (b)                                     783,732
   2,557   Overstock.com, Inc. (b)                                       30,454
   6,707   Priceline.com, Inc. (b)                                      810,608
                                                                  -------------
                                                                      3,658,698
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--53.5%
  32,516   Akamai Technologies, Inc. (b)                                915,651
  16,612   Ariba, Inc. (b)                                              160,472
  24,992   Art Technology Group, Inc. (b)                                96,969
   8,494   Autobytel, Inc. (b)                                           18,347
   9,519   CMGI, Inc. (b)                                               126,222
  27,576   CNET Networks, Inc. (b)                                      195,790
   7,729   DealerTrack Holdings, Inc. (b)                               156,280
   7,855   Digital River, Inc. (b)                                      243,269
  21,633   EarthLink, Inc. (b)                                          163,329
  73,645   eBay, Inc. (b)                                             2,197,566
   4,520   Google, Inc., Class A (b)                                  1,990,924
   6,458   InfoSpace, Inc.                                               74,719
   9,573   Internap Network Services Corp. (b)                           47,482
   8,867   Interwoven, Inc. (b)                                          94,700
   9,734   j2 Global Communications, Inc. (b)                           217,263
   4,408   Jupitermedia Corp. (b)                                         9,213
  18,865   RealNetworks, Inc. (b)                                       108,096
  12,153   SonicWALL, Inc. (b)                                           99,290
  13,244   United Online, Inc.                                          139,857
  19,527   ValueClick, Inc. (b)                                         336,841
  29,259   VeriSign, Inc. (b)                                           972,569
   5,050   Vignette Corp. (b)                                            66,711
   8,770   Websense, Inc. (b)                                           164,438
  73,417   Yahoo!, Inc. (b)                                           2,123,954
                                                                  -------------
                                                                     10,719,952
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES--1.5%
  13,254   CyberSource Corp. (b)                                  $     193,641
  15,916   Sapient Corp. (b)                                            110,775
                                                                  -------------
                                                                        304,416
                                                                  -------------
           SOFTWARE--14.0%
  70,684   BEA Systems, Inc. (b)                                      1,353,599
  34,421   Check Point Software Technologies Ltd. (b)                   771,030
   8,621   Concur Technologies, Inc. (b)                                267,682
  10,786   Quest Software, Inc. (b)                                     140,973
  37,292   TIBCO Software, Inc. (b)                                     266,265
                                                                  -------------
                                                                      2,799,549
                                                                  -------------
           TOTAL COMMON STOCKS--97.7%
           (Cost $25,202,697)                                        19,563,963

           MONEY MARKET FUNDS--0.3%
  65,949   J.P. Morgan Institutional Treasury Money
              Market Fund -- 0.84% (c)
           (Cost $65,949)                                                65,949
                                                                  -------------


           TOTAL INVESTMENTS--98.0%
           (Cost $25,268,646) (d)                                    19,629,912
           NET OTHER ASSETS AND LIABILITIES--2.0%                       394,977
                                                                  -------------
           NET ASSETS--100.0%                                     $  20,024,889
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c)  Represents annualized 7-day yield at March 31, 2008.

   (d) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $611,121 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,249,855.




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $19,563,963
    Level 2 - Other Significant Observable Inputs                   65,949
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $19,629,912
                                                            =================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.0%
           BIOTECHNOLOGY--5.1%
  41,020   Amgen, Inc. (b)                                        $   1,713,816
  32,043   Biogen Idec, Inc. (b)                                      1,976,733
                                                                  -------------
                                                                      3,690,549
                                                                  -------------
           CHEMICALS--2.5%
  48,992   Dow Chemical (The) Co.                                     1,805,355
                                                                  -------------
           COMPUTERS & PERIPHERALS--5.2%
  93,396   Dell, Inc. (b)                                             1,860,448
  16,127   International Business Machines Corp.                      1,856,863
                                                                  -------------
                                                                      3,717,311
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--7.5%
  26,017   Baker Hughes, Inc.                                         1,782,165
  46,964   Halliburton Co.                                            1,847,094
  36,251   Noble Corp.                                                1,800,587
                                                                  -------------
                                                                      5,429,846
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--5.2%
  47,086   Carnival Corp.                                             1,906,041
 103,108   Starbucks Corp. (b)                                        1,804,390
                                                                  -------------
                                                                      3,710,431
                                                                  -------------
           MACHINERY--7.6%
  22,437   Eaton Corp.                                                1,787,556
  37,964   Illinois Tool Works, Inc.                                  1,831,004
  41,939   PACCAR, Inc.                                               1,887,255
                                                                  -------------
                                                                      5,505,815
                                                                  -------------
           MEDIA--4.9%
  82,113   CBS Corp., Class B                                         1,813,055
 121,548   Time Warner, Inc.                                          1,704,103
                                                                  -------------
                                                                      3,517,158
                                                                  -------------
           METALS & MINING--2.5%
  26,493   Nucor Corp.                                                1,794,636
                                                                  -------------
           MULTILINE RETAIL--2.5%
  42,570   Kohl's Corp. (b)                                           1,825,827
                                                                  -------------
           OFFICE ELECTRONICS--2.7%
 128,156   Xerox Corp.                                                1,918,495
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--14.6%
  15,674   Apache Corp.                                               1,893,733
  20,669   Chevron Corp.                                              1,764,306
  22,643   ConocoPhillips                                             1,725,623
  21,472   Exxon Mobil Corp.                                          1,816,102


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
  34,933   Marathon Oil Corp.                                     $   1,592,945
  24,050   Occidental Petroleum Corp.                                 1,759,739
                                                                  -------------
                                                                     10,552,448
                                                                  -------------
           PHARMACEUTICALS--19.3%
  83,357   Bristol-Myers Squibb Co.                                   1,775,504
  36,527   Eli Lilly & Co.                                            1,884,428
  46,235   Forest Laboratories, Inc. (b)                              1,849,862
  28,974   Johnson & Johnson                                          1,879,543
  42,808   Merck & Co., Inc.                                          1,624,564
  84,054   Pfizer, Inc.                                               1,759,250
  90,598   Schering-Plough Corp.                                      1,305,517
  43,676   Wyeth                                                      1,823,910
                                                                  -------------
                                                                     13,902,578
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--10.1%
  90,148   Applied Materials, Inc.                                    1,758,787
  91,100   Intel Corp.                                                1,929,498
  91,465   NVIDIA Corp. (b)                                           1,810,092
  62,148   Texas Instruments, Inc.                                    1,756,924
                                                                  -------------
                                                                      7,255,301
                                                                  -------------
           SPECIALTY RETAIL--7.8%
  44,433   Best Buy Co., Inc.                                         1,842,192
  70,478   Home Depot (The), Inc.                                     1,971,270
  80,192   Lowe's Cos., Inc.                                          1,839,604
                                                                  -------------
                                                                      5,653,066
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--2.5%
 266,868   Sprint Nextel Corp.                                        1,785,347
                                                                  -------------

           TOTAL INVESTMENTS--100.0%
           (Cost $78,818,660)  (c)                                   72,064,163
           NET OTHER ASSETS AND LIABILITIES--(0.0%)                      (4,675)
                                                                  -------------
           NET ASSETS--100.0%                                     $  72,059,488
                                                                  =============



   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,167,363 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,921,860.


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $72,064,163
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $72,064,163
                                                            =================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.5%
           AEROSPACE & DEFENSE--2.7%
   2,965   GenCorp, Inc. (b)                                      $      30,510
   1,576   Northrop Grumman Corp.                                       122,629
   1,901   Raytheon Co.                                                 122,823
                                                                  -------------
                                                                        275,962
                                                                  -------------
           AIR FREIGHT & LOGISTICS--1.3%
   1,766   United Parcel Service, Inc., Class B                         128,953
                                                                  -------------
           AIRLINES--0.2%
   1,209   Alaska Air Group, Inc. (b)                                    23,721
                                                                  -------------
           AUTOMOBILES--1.1%
   1,147   Toyota Motor Corp., ADR                                      115,721
                                                                  -------------
           BIOTECHNOLOGY--1.5%
   2,171   Applera Corp. - Celera Group (b)                              31,914
   2,774   Incyte Corp. (b)                                              29,155
   1,045   Martek Biosciences Corp. (b)                                  31,946
   3,607   Millennium Pharmaceuticals, Inc. (b)                          55,763
                                                                  -------------
                                                                        148,778
                                                                  -------------
           CAPITAL MARKETS--1.6%
   2,699   Bank of New York Mellon (The) Corp.                          112,629
   1,200   Federated Investors, Inc., Class B                            46,992
                                                                  -------------
                                                                        159,621
                                                                  -------------
           CHEMICALS--2.9%
   2,743   E.I. du Pont de Nemours & Co.                                128,263
   2,868   Hercules, Inc.                                                52,456
     566   NewMarket Corp.                                               42,705
   1,644   Olin Corp.                                                    32,485
     637   OM Group, Inc. (b)                                            34,742
                                                                  -------------
                                                                        290,651
                                                                  -------------
           COMMERCIAL BANKS--1.8%
   2,920   First Commonwealth Financial Corp.                            33,843
     934   Hancock Holding Co.                                           39,247
   1,552   Pacific Capital Bancorp                                       33,368
   1,262   Whitney Holding Corp.                                         31,285
     960   Zions Bancorporation                                          43,727
                                                                  -------------
                                                                        181,470
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--3.0%
     802   Brink's (The) Co.                                             53,878
   1,292   Copart, Inc. (b)                                              50,078
   1,130   Herman Miller, Inc.                                           27,764
   1,073   HNI Corp.                                                     28,853
     508   Huron Consulting Group, Inc. (b)                              21,107


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
   3,379   Pitney Bowes, Inc.                                     $     118,333
                                                                  -------------
                                                                        300,013
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--3.7%
     771   Comtech Telecommunications Corp. (b)                          30,069
   5,297   Corning, Inc.                                                127,340
   4,175   JDS Uniphase Corp. (b)                                        55,903
   2,973   QUALCOMM, Inc.                                               121,893
   9,747   Sycamore Networks, Inc. (b)                                   35,674
                                                                  -------------
                                                                        370,879
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.5%
   1,768   Western Digital Corp. (b)                                     47,807
                                                                  -------------
           CONSTRUCTION MATERIALS--0.5%
     711   Vulcan Materials Co.                                          47,210
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.3%
     701   Matthews International Corp., Class A                         33,823
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.1%
   2,956   Bank of America Corp.                                        112,062
                                                                  -------------
           ELECTRIC UTILITIES--2.9%
   1,303   Cleco Corp.                                                   28,901
   6,777   Duke Energy Corp.                                            120,969
   1,375   Portland General Electric Co.                                 31,006
   2,808   Progress Energy, Inc.                                        117,094
                                                                  -------------
                                                                        297,970
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
   5,309   Celestica, Inc. (b)                                           35,676
  11,178   Flextronics International Ltd. (b)                           104,962
     992   Tech Data Corp. (b)                                           32,538
                                                                  -------------
                                                                        173,176
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--3.3%
   1,150   Diamond Offshore Drilling, Inc.                              133,860
   3,694   Halliburton Co.                                              145,285
   1,206   Helmerich & Payne, Inc.                                       56,525
                                                                  -------------
                                                                        335,670
                                                                  -------------
           FOOD & STAPLES RETAILING--3.1%
   1,293   Casey's General Stores, Inc.                                  29,222
     975   Ruddick Corp.                                                 35,939
   3,973   Safeway, Inc.                                                116,608


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING (CONTINUED)
   2,556   Wal-Mart Stores, Inc.                                  $     134,649
                                                                  -------------
                                                                        316,418
                                                                  -------------
           FOOD PRODUCTS--3.8%
   3,010   Archer-Daniels-Midland Co.                                   123,891
   1,140   Bunge Ltd.                                                    99,043
   2,046   Flowers Foods, Inc.                                           50,639
     943   Lancaster Colony Corp.                                        37,682
     600   Ralcorp Holdings, Inc. (b)                                    34,890
   1,488   TreeHouse Foods, Inc. (b)                                     34,016
                                                                  -------------
                                                                        380,161
                                                                  -------------
           GAS UTILITIES--1.9%
   1,812   Atmos Energy Corp.                                            46,206
     804   Energen Corp.                                                 50,090
     700   Northwest Natural Gas Co.                                     30,408
   1,331   Piedmont Natural Gas Co.                                      34,952
   1,166   Southwest Gas Corp.                                           32,601
                                                                  -------------
                                                                        194,257
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
   1,386   Becton Dickinson & Co.                                       118,988
     581   Haemonetics Corp. (b)                                         34,616
     991   Kinetic Concepts, Inc. (b)                                    45,814
                                                                  -------------
                                                                        199,418
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--1.4%
     745   Amedisys, Inc. (b)                                            29,308
   1,575   Laboratory Corp. of America Holdings (b)                     116,046
                                                                  -------------
                                                                        145,354
                                                                  -------------
           HEALTH CARE TECHNOLOGY--0.4%
   4,703   HLTH Corp. (b)                                                44,867
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--0.4%
     968   Panera Bread Co., Class A (b)                                 40,550
                                                                  -------------
           HOUSEHOLD DURABLES--3.4%
   2,805   Leggett & Platt, Inc.                                         42,776
   6,006   Matsushita Electric Industrial Co., Ltd., ADR                130,391
   1,018   Snap-On, Inc.                                                 51,765
   2,899   Sony Corp., ADR                                              116,163
                                                                  -------------
                                                                        341,095
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INDUSTRIAL CONGLOMERATES--1.2%
   1,587   3M Co.                                                 $     125,611
                                                                  -------------

           INSURANCE--12.8%
     140   Alleghany Corp. (b)                                           47,810
   1,824   American Financial Group, Inc.                                46,621
   1,541   Assured Guaranty Ltd.                                         36,583
   2,400   Chubb (The) Corp.                                            118,752
   3,867   CNA Financial Corp.                                           99,730
     503   Everest Re Group Ltd.                                         45,034
   5,414   Genworth Financial, Inc., Class A                            122,574
   1,115   Hanover Insurance Group, Inc.                                 45,871
   2,786   Loews Corp.                                                  112,053
   1,165   MaxCapital Group Ltd.                                         30,511
   1,016   Mercury General Corp.                                         45,019
   3,288   Old Republic International Corp.                              42,448
     621   PartnerRe Ltd.                                                47,382
     905   Reinsurance Group of America, Inc.                            49,268
     620   RLI Corp.                                                     30,733
     741   Transatlantic Holdings, Inc.                                  49,165
   2,677   Travelers (The) Cos., Inc.                                   128,095
   5,493   Unum Group                                                   120,901
   1,665   W.R. Berkley Corp.                                            46,104
   1,168   XL Capital Ltd., Class A                                      34,514
                                                                  -------------
                                                                      1,299,168
                                                                  -------------
           INTERNET & CATALOG RETAIL--1.0%
   1,236   NetFlix, Inc. (b)                                             42,827
     490   Priceline.com, Inc. (b)                                       59,222
                                                                  -------------
                                                                        102,049
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--0.3%
   2,430   Interwoven, Inc. (b)                                          25,952
                                                                  -------------
           IT SERVICES--0.6%
     762   ManTech International Corp., Class A (b)                      34,565
   2,543   MPS Group, Inc. (b)                                           30,058
                                                                  -------------
                                                                         64,623
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--0.8%
   1,157   Parexel International Corp. (b)                               30,198
     749   Techne Corp. (b)                                              50,452
                                                                  -------------
                                                                         80,650
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY--0.8%
   1,202   Donaldson Co., Inc.                                    $      48,416
     690   Nordson Corp.                                                 37,157
                                                                  -------------
                                                                         85,573
                                                                  -------------
           MARINE--0.6%
   1,039   Kirby Corp. (b)                                               59,223
                                                                  -------------
           MEDIA--0.3%
     958   Scholastic Corp. (b)                                          28,999
                                                                  -------------
           METALS & MINING--5.5%
   1,894   BHP Billiton Ltd. PLC, ADR                                   124,720
     461   Cleveland-Cliffs, Inc.                                        55,237
     779   Compass Minerals International, Inc.                          45,945
   1,071   Fording Canadian Coal Trust                                   55,906
   2,077   Nucor Corp.                                                  140,697
   1,305   Southern Copper Corp.                                        135,498
                                                                  -------------
                                                                        558,003
                                                                  -------------
           MULTI-UTILITIES--2.3%
   1,351   Alliant Energy Corp.                                          47,299
   1,453   Avista Corp.                                                  28,421
   2,913   Consolidated Edison, Inc.                                    115,646
   2,685   NiSource, Inc.                                                46,289
                                                                  -------------
                                                                        237,655
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--2.3%
   1,394   Alpha Natural Resources, Inc. (b)                             60,555
   1,525   Exxon Mobil Corp.                                            128,984
   1,229   Massey Energy Co.                                             44,859
                                                                  -------------
                                                                        234,398
                                                                  -------------
           PAPER & FOREST PRODUCTS--1.1%
   3,914   International Paper Co.                                      106,461
                                                                  -------------
           PERSONAL PRODUCTS--3.0%
   1,837   Alberto-Culver Co.                                            50,352
     413   Chattem, Inc. (b)                                             27,398
   2,862   Estee Lauder (The) Cos., Inc., Class A                       131,223
   1,228   Herbalife Ltd.                                                58,330
   2,035   Nu Skin Enterprises, Inc., Class A                            36,671
                                                                  -------------
                                                                        303,974
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS--3.8%
   2,956   GlaxoSmithKline PLC, ADR                               $     125,423
   2,012   Novo-Nordisk A/S, ADR                                        139,311
   2,672   Teva Pharmaceutical Industries Ltd., ADR                     123,420
                                                                  -------------
                                                                        388,154
                                                                  -------------
           REAL ESTATE INVESTMENT TRUST--0.9%
   6,083   Annaly Capital Management, Inc.                               93,192
                                                                  -------------
           ROAD & RAIL--1.8%
   1,314   Kansas City Southern (b)                                      52,705
     994   Union Pacific Corp.                                          124,627
                                                                  -------------
                                                                        177,332
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
   1,813   Linear Technology Corp.                                       55,641
   4,211   Texas Instruments, Inc.                                      119,045
                                                                  -------------
                                                                        174,686
                                                                  -------------
           SOFTWARE--0.3%
     677   Advent Software, Inc. (b)                                     28,854
                                                                  -------------
           SPECIALTY RETAIL--7.2%
     638   Abercrombie & Fitch Co., Class A                              46,663
   1,874   Aeropostale, Inc. (b)                                         50,804
   4,171   Bed Bath & Beyond, Inc. (b)                                  123,045
   2,669   Best Buy Co., Inc.                                           110,657
   1,528   Dick's Sporting Goods, Inc. (b)                               40,920
   6,301   Gap (The), Inc.                                              124,003
     907   Sherwin-Williams (The) Co.                                    46,293
   4,108   TJX (The) Cos., Inc.                                         135,851
   1,645   Urban Outfitters, Inc. (b)                                    51,571
                                                                  -------------
                                                                        729,807
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.4%
   1,407   Fossil, Inc. (b)                                              42,970
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--1.0%
   2,880   New York Community Bancorp, Inc.                              52,473
   2,919   People's United Financial, Inc.                               50,528
                                                                  -------------
                                                                        103,001
                                                                  -------------
           TOBACCO--2.9%
   1,705   Altria Group, Inc.                                            37,851
   1,729   British American Tobacco PLC, ADR                            130,972
   1,705   Philip Morris International, Inc. (c)                         86,239


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           TOBACCO  (CONTINUED)
     657   Universal Corp.                                        $      43,053
                                                                  -------------
                                                                        298,115
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--0.3%
   1,168   Applied Industrial Technologies, Inc.                         34,912
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--1.1%
   3,687   Vodafone Group PLC, ADR                                      108,803
                                                                  -------------


           TOTAL INVESTMENTS--100.5%
           (Cost $10,409,381) (d)                                    10,197,772
           NET OTHER ASSETS AND LIABILITIES--(0.5%)                     (53,902)
                                                                  -------------
           NET ASSETS--100.0%                                     $  10,143,870
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) This security spun-off from Altria Group, Inc. on March 28, 2008. As of March 31, 2008, this security had not paid a distribution to the Fund.

   (d) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $439,952 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $651,561.

   ADR - American Depositary Receipt


    A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $10,197,772
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $10,197,772
                                                            =================


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.1%
           AIR FREIGHT & LOGISTICS--0.6%
  11,733   United Parcel Service, Inc., Class B                   $     856,744
                                                                  -------------
           AUTO COMPONENTS--0.6%
  16,911   Autoliv, Inc.                                                848,932
                                                                  -------------
           AUTOMOBILES--0.6%
  28,982   Honda Motor Co., Ltd., ADR                                   834,971
                                                                  -------------
           BEVERAGES--1.1%
  18,256   Anheuser-Busch Cos., Inc.                                    866,247
  14,069   Coca-Cola (The) Co.                                          856,380
                                                                  -------------
                                                                      1,722,627
                                                                  -------------
           BUILDING PRODUCTS--0.5%
  41,988   Masco Corp.                                                  832,622
                                                                  -------------
           CHEMICALS--2.8%
  17,929   Ashland, Inc.                                                848,042
  22,856   Dow Chemical (The) Co.                                       842,244
  18,447   E.I. du Pont de Nemours &  Co.                               862,582
  19,994   International Flavors & Fragrances, Inc.                     880,735
  14,216   PPG Industries, Inc.                                         860,210
                                                                  -------------
                                                                      4,293,813
                                                                  -------------
           COMMERCIAL BANKS--13.2%
  30,940   Associated Banc-Corp.                                        823,932
  16,821   Bank of Hawaii Corp.                                         833,649
  18,790   Bank of Montreal                                             841,980
  19,252   Bank of Nova Scotia                                          870,382
  24,405   BB&T Corp.                                                   782,424
  15,899   City National Corp.                                          786,365
  21,813   Comerica, Inc.                                               765,200
  19,554   Commerce Bancshares, Inc.                                    821,855
  15,642   Cullen/Frost Bankers, Inc.                                   829,652
  36,303   Fifth Third Bancorp.                                         759,459
  28,530   First Midwest Bancorp, Inc.                                  792,278
   9,991   M&T Bank Corp.                                               804,076
  34,320   Marshall & Ilsley Corp.                                      796,224
  45,470   Old National Bancorp                                         818,460
  12,509   PNC Financial Services Group, Inc.                           820,215
  38,878   Regions Financial Corp.                                      767,841
  18,372   Royal Bank of Canada                                         854,298
  14,101   SunTrust Banks, Inc.                                         777,529
  67,089   Synovus Financial Corp.                                      742,004
  13,702   Toronto-Dominion Bank (The)                                  840,618
  24,827   U.S. Bancorp                                                 803,402
  26,823   Wells Fargo & Co.                                            780,549
  32,828   Whitney Holding Corp.                                        813,806
  26,798   Wilmington Trust Corp.                                       833,418
  16,766   Zions Bancorporation                                         763,691
                                                                  -------------
                                                                     20,123,307
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES--3.9%
  17,591   Avery Dennison Corp.                                   $     866,357
  21,138   Corporate Executive Board (The) Co.                          855,666
  29,960   HNI Corp.                                                    805,624
  23,870   Pitney Bowes, Inc.                                           835,927
  29,458   R.R. Donnelley & Sons Co.                                    892,872
  29,228   Republic Services, Inc.                                      854,627
  25,496   Waste Management, Inc.                                       855,646
                                                                  -------------
                                                                      5,966,719
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.6%
  23,264   Diebold, Inc.                                                873,563
                                                                  -------------
           CONSTRUCTION MATERIALS--0.5%
  12,221   Vulcan Materials Co.                                         811,474
                                                                  -------------
           CONTAINERS & PACKAGING--1.1%
  34,116   Bemis Co., Inc.                                              867,570
  30,588   Sonoco Products Co.                                          875,734
                                                                  -------------
                                                                      1,743,304
                                                                  -------------
           DISTRIBUTORS--0.6%
  20,912   Genuine Parts Co.                                            841,081
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.0%
  20,277   Bank of America Corp.                                        768,701
  18,491   JPMorgan Chase & Co.                                         794,189
                                                                  -------------
                                                                      1,562,890
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
  22,634   AT&T, Inc.                                                   866,882
  56,406   Telecom Corp. of New Zealand Ltd., ADR                       838,757
  10,072   Telefonica SA, ADR                                           871,329
  23,282   Verizon Communications, Inc.                                 848,629
                                                                  -------------
                                                                      3,425,597
                                                                  -------------
           ELECTRIC UTILITIES--8.5%
  22,622   ALLETE, Inc.                                                 873,662
  47,793   Duke Energy Corp.                                            853,105
   8,226   Entergy Corp.                                                897,292
  10,769   Exelon Corp.                                                 875,197
  12,491   FirstEnergy Corp.                                            857,132
  13,792   FPL Group, Inc.                                              865,310
  35,349   Great Plains Energy, Inc.                                    871,353
  36,706   Hawaiian Electric Industries, Inc.                           876,172
  25,153   Otter Tail Corp.                                             890,165
  24,057   Pinnacle West Capital Corp.                                  843,920
  37,620   Portland General Electric Co.                                848,331
  18,663   PPL Corp.                                                    857,005
  20,592   Progress Energy, Inc.                                        858,686


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ELECTRIC UTILITIES (CONTINUED)
  24,063   Southern Co.                                           $     856,883
  37,375   Westar Energy, Inc.                                          851,029
                                                                  -------------
                                                                     12,975,242
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.7%
  21,885   Cooper Industries Ltd., Class A                              878,683
  16,964   Emerson Electric Co.                                         872,967
  20,036   Hubbell, Inc., Class B                                       875,373
                                                                  -------------
                                                                      2,627,023
                                                                  -------------
           FOOD & STAPLES RETAILING--0.6%
  29,001   Sysco Corp.                                                  841,609
                                                                  -------------
           FOOD PRODUCTS--7.4%
  18,901   Cadbury Schweppes PLC, ADR (b)                               835,802
  25,756   Campbell Soup Co.                                            874,416
  39,358   ConAgra Foods, Inc.                                          942,625
  14,435   General Mills, Inc.                                          864,368
  18,993   H.J. Heinz Co.                                               892,101
  22,415   Hershey (The) Co.                                            844,373
  16,877   J.M. Smucker (The) Co.                                       854,145
  16,730   Kellogg Co.                                                  879,329
  27,928   Kraft Foods, Inc., Class A                                   866,047
  21,476   Lancaster Colony Corp.                                       858,181
  23,732   McCormick & Co., Inc.                                        877,372
  65,110   Sara Lee Corp.                                               910,238
  25,549   Unilever PLC, ADR                                            861,512
                                                                  -------------
                                                                     11,360,509
                                                                  -------------
           GAS UTILITIES--5.1%
  25,176   AGL Resources, Inc.                                          864,040
  34,279   Atmos Energy Corp.                                           874,115
  18,591   National Fuel Gas Co.                                        877,681
  27,847   New Jersey Resources Corp.                                   864,649
  20,368   Northwest Natural Gas Co.                                    884,785
  33,272   Piedmont Natural Gas Co.                                     873,723
  24,763   South Jersey Industries, Inc.                                869,429
  34,806   UGI Corp.                                                    867,366
  26,983   WGL Holdings, Inc.                                           865,075
                                                                  -------------
                                                                      7,840,863
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
  17,574   Hillenbrand Industries, Inc. (b)                             840,037
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--0.6%
  15,453   McDonald's Corp.                                             861,814
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           HOUSEHOLD DURABLES--1.7%
  12,788   Fortune Brands, Inc.                                   $     888,766
  53,898   Leggett & Platt, Inc.                                        821,945
  17,246   Snap-On, Inc.                                                876,959
                                                                  -------------
                                                                      2,587,670
                                                                  -------------
           HOUSEHOLD PRODUCTS--1.1%
  15,178   Clorox (The) Co.                                             859,682
  13,251   Kimberly-Clark Corp.                                         855,352
                                                                  -------------
                                                                      1,715,034
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
  10,125   Constellation Energy Group, Inc.                             893,734
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--1.7%
  10,945   3M Co.                                                       866,296
  23,003   General Electric Co.                                         851,341
  17,184   Teleflex, Inc.                                               819,849
                                                                  -------------
                                                                      2,537,486
                                                                  -------------
           INSURANCE--7.9%
  17,929   Allstate (The) Corp.                                         861,668
  36,000   Arthur J. Gallagher & Co.                                    850,320
  17,164   Chubb (The) Corp.                                            849,275
  22,071   Cincinnati Financial Corp.                                   839,581
  32,506   CNA Financial Corp.                                          838,330
  16,815   Erie Indemnity Co., Class A                                  860,760
  11,345   Hartford Financial Services Group (The), Inc.                859,611
  16,277   Lincoln National Corp.                                       846,404
  23,390   Manulife Financial Corp.                                     888,351
  19,751   Mercury General Corp.                                        875,167
  18,408   Nationwide Financial Services, Class A                       870,330
  63,431   Old Republic International Corp.                             818,894
  21,524   Protective Life Corp.                                        873,013
  18,049   Travelers (The) Cos., Inc.                                   863,645
                                                                  -------------
                                                                     11,995,349
                                                                  -------------
           IT SERVICES--1.1%
  20,607   Automatic Data Processing, Inc.                              873,531
  25,294   Paychex, Inc.                                                866,572
                                                                  -------------
                                                                      1,740,103
                                                                  -------------
           MACHINERY--1.1%
  10,487   Eaton Corp.                                                  835,499
  17,417   Illinois Tool Works, Inc.                                    840,022
                                                                  -------------
                                                                      1,675,521
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MEDIA--2.6%
  27,102   Gannett Co., Inc.                                      $     787,313
  22,202   McGraw-Hill (The) Cos., Inc.                                 820,364
  21,279   Meredith Corp.                                               813,922
  42,318   New York Times (The) Co., Class A                            798,964
  23,447   Thomson (The) Corp.                                          786,178
                                                                  -------------
                                                                      4,006,741
                                                                  -------------
           MULTI-UTILITIES--8.5%
  24,756   Alliant Energy Corp.                                         866,708
  19,860   Ameren Corp.                                                 874,634
  21,243   Consolidated Edison, Inc.                                    843,347
  21,154   Dominion Resources, Inc.                                     863,929
  34,947   Energy East Corp.                                            842,922
  18,914   Integrys Energy Group, Inc.                                  882,149
  34,403   MDU Resources Group, Inc.                                    844,594
  28,836   NSTAR                                                        877,479
  28,194   OGE Energy Corp.                                             878,807
  23,251   PG&E Corp.                                                   856,102
  23,531   SCANA Corp.                                                  860,764
  17,130   Sempra Energy                                                912,686
  32,691   Vectren Corp.                                                877,100
  20,064   Wisconsin Energy Corp.                                       882,615
  42,781   Xcel Energy, Inc.                                            853,481
                                                                  -------------
                                                                     13,017,317
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--3.4%
  14,187   BP PLC, ADR                                                  860,442
  10,246   Chevron Corp.                                                874,599
  11,390   ConocoPhillips                                               868,032
  12,924   Royal Dutch Shell PLC, ADR                                   891,497
  11,943   Total SA, ADR                                                883,901
  22,880   TransCanada Corp.                                            881,566
                                                                  -------------
                                                                      5,260,037
                                                                  -------------
           PAPER & FOREST PRODUCTS--0.6%
  31,915   International Paper Co.                                      868,088
                                                                  -------------
           PHARMACEUTICALS--5.1%
  15,529   Abbott Laboratories                                          856,424
  40,468   Bristol-Myers Squibb Co.                                     861,968
  17,181   Eli Lilly & Co.                                              886,368
  20,426   GlaxoSmithKline PLC, ADR                                     866,675
  13,265   Johnson & Johnson                                            860,501
  17,566   Novartis AG, ADR                                             899,906
  41,764   Pfizer, Inc.                                                 874,121
  23,563   Sanofi-Aventis, ADR                                          884,555
  20,421   Wyeth                                                        852,781
                                                                  -------------
                                                                      7,843,299
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS--5.5%
  17,862   BRE Properties, Inc.                                   $     813,793
  10,644   Federal Realty Investment Trust                              829,700
  25,997   HCP, Inc.                                                    878,958
  21,824   Kimco Realty Corp.                                           854,846
  20,441   Plum Creek Timber Co., Inc.                                  831,949
   9,108   Public Storage                                               807,151
   9,272   Simon Property Group, Inc.                                   861,461
  33,401   United Dominion Realty Trust, Inc.                           818,993
  25,036   Washington Real Estate Investment Trust                      836,703
  24,713   Weingarten Realty Investors                                  851,116
                                                                  -------------
                                                                      8,384,670
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
  38,755   Intel Corp.                                                  820,831
                                                                  -------------
           SPECIALTY RETAIL--1.1%
  29,417   Home Depot (The), Inc.                                       822,793
  16,281   Sherwin-Williams (The) Co.                                   830,983
                                                                  -------------
                                                                      1,653,776
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.6%
  10,878   VF Corp.                                                     843,154
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--2.1%
  30,985   Astoria Financial Corp.                                      841,553
  23,095   Capitol Federal Financial                                    865,600
  28,120   Freddie Mac                                                  711,998
  35,820   Washington Federal, Inc.                                     818,129
                                                                  -------------
                                                                      3,237,280
                                                                  -------------
           TOBACCO--1.1%
  12,008   Altria Group, Inc.                                           266,578
  12,008   Philip Morris International, Inc. (c)                        607,365
  13,056   Universal Corp.                                              855,559
                                                                  -------------
                                                                      1,729,502
                                                                  -------------

           TOTAL INVESTMENTS--100.1%
           (Cost $167,898,318) (d)                                  152,894,333
           NET OTHER ASSETS AND LIABILITIES--(0.1%)                     (93,200)
                                                                  -------------
           NET ASSETS--100.0%                                     $ 152,801,133
                                                                  =============


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)




   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) This security spun-off from Altria Group, Inc. on March 28, 2008. As of March 31, 2008, this security had not paid a distribution to the Fund.

   (d) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,814,421 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,818,406.

   ADR - American Depositary Receipt


   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):

                                                               Investments
                                                              in Securities
    --------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $152,894,333
    Level 2 - Other Significant Observable Inputs                         -
    Level 3 - Significant Unobservable Inputs                             -
                                                            ------------------
    Total                                                      $152,894,333
                                                            ==================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (B)--99.2%
           AIR FREIGHT & LOGISTICS--3.5%
     572   C.H. Robinson Worldwide, Inc.                          $      31,117
     748   Expeditors International of Washington, Inc.                  33,794
                                                                  -------------
                                                                         64,911
                                                                  -------------
           AIRLINES--2.8%
   1,023   Ryanair Holdings PLC, ADR (c)                                 28,931
   1,059   UAL Corp.                                                     22,800
                                                                  -------------
                                                                         51,731
                                                                  -------------
           BEVERAGES--1.4%
     733   Hansen Natural Corp. (c)                                      25,875
                                                                  -------------
           BIOTECHNOLOGY--14.1%
     673   Amgen, Inc. (c)                                               28,118
   1,185   Amylin Pharmaceuticals, Inc. (c)                              34,613
     529   Biogen Idec, Inc. (c)                                         32,634
     524   Celgene Corp. (c)                                             32,116
     494   Cephalon, Inc. (c)                                            31,814
     405   Genzyme Corp. (c)                                             30,189
     611   Gilead Sciences, Inc. (c)                                     31,485
   1,851   Vertex Pharmaceuticals, Inc. (c)                              44,219
                                                                  -------------
                                                                        265,188
                                                                  -------------
           CHEMICALS--1.8%
     552   Sigma-Aldrich Corp.                                           32,927
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--4.7%
   1,053   Cintas Corp.                                                  30,052
   1,201   Monster Worldwide, Inc. (c)                                   29,076
     551   Stericycle, Inc. (c)                                          28,377
                                                                  -------------
                                                                         87,505
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.4%
     473   Foster Wheeler Ltd. (c)                                       26,781
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.3%
     556   Apollo Group, Inc., Class A (c)                               24,019
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
  13,639   Level 3 Communications, Inc. (c)                              28,915
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
   2,950   Flextronics International Ltd. (c)                            27,701
                                                                  -------------
           FOOD & STAPLES RETAILING--3.2%
     493   Costco Wholesale Corp.                                        32,030
     873   Whole Foods Market, Inc.                                      28,783
                                                                  -------------
                                                                         60,813
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
     768   DENTSPLY International, Inc.                                  29,645
     546   Hologic, Inc. (c)                                             30,358


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     112   Intuitive Surgical, Inc. (c)                           $      36,327
                                                                  -------------
                                                                         96,330
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--5.0%
     508   Express Scripts, Inc. (c)                                     32,675
     518   Henry Schein, Inc. (c)                                        29,733
     883   Patterson Cos., Inc. (c)                                      32,053
                                                                  -------------
                                                                         94,461
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.3%
   1,739   Starbucks Corp. (c)                                           30,433
     320   Wynn Resorts Ltd. (c)                                         32,204
                                                                  -------------
                                                                         62,637
                                                                  -------------
           HOUSEHOLD DURABLES--1.5%
     539   Garmin Ltd.                                                   29,111
                                                                  -------------
           INTERNET & CATALOG RETAIL--6.8%
     464   Amazon.com, Inc. (c)                                          33,083
   1,413   Expedia, Inc. (c)                                             30,931
   1,522   IAC/InterActiveCorp. (c)                                      31,597
   1,981   Liberty Media Corp. - Interactive, Class A (c)                31,973
                                                                  -------------
                                                                        127,584
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.8%
   1,153   eBay, Inc. (c)                                                34,406
                                                                  -------------
           IT SERVICES--3.3%
     595   Fiserv, Inc. (c)                                              28,614
     975   Paychex, Inc.                                                 33,403
                                                                  -------------
                                                                         62,017
                                                                  -------------
           MACHINERY--3.2%
     447   Joy Global, Inc.                                              29,127
     705   PACCAR, Inc.                                                  31,725
                                                                  -------------
                                                                         60,852
                                                                  -------------
           MEDIA--12.4%
   1,512   Comcast Corp., Class A                                        29,242
   1,429   Discovery Holding Co., Class A (c)                            30,323
   1,049   DISH Network Corp., Class A (c)                               30,138
     679   Focus Media Holding Ltd., ADR (c)                             23,867
     841   Lamar Advertising Co., Class A                                30,217
     810   Liberty Global, Inc., Class A (c)                             27,605
  10,891   Sirius Satellite Radio, Inc. (c)                              31,149
   2,134   Virgin Media, Inc.                                            30,025
                                                                  -------------
                                                                        232,566
                                                                  -------------
           METALS & MINING--1.7%
     982   Steel Dynamics, Inc.                                          32,445
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MULTILINE RETAIL--1.8%
     322   Sears Holdings Corp. (c)                               $      32,873
                                                                  -------------
           PHARMACEUTICALS--1.5%
     623   Teva Pharmaceutical Industries Ltd., ADR                      28,776
                                                                  -------------
           SOFTWARE--3.3%
   1,090   Activision, Inc. (c)                                          29,768
     642   Electronic Arts, Inc. (c)                                     32,049
                                                                  -------------
                                                                         61,817
                                                                  -------------
           SPECIALTY RETAIL--5.0%
   1,099   Bed Bath & Beyond, Inc. (c)                                   32,421
   1,550   PetSmart, Inc.                                                31,682
   1,368   Staples, Inc.                                                 30,246
                                                                  -------------
                                                                         94,349
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.9%
     757   Fastenal Co.                                                  34,769
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--4.4%
     663   Leap Wireless International, Inc. (c)                         30,896
     275   Millicom International Cellular S.A. (c)                      26,001
     804   NII Holdings, Inc. (c)                                        25,551
                                                                  -------------
                                                                         82,448
                                                                  -------------
           TOTAL COMMON STOCKS--99.2%
           (Cost $2,300,673)                                          1,863,807
                                                                  -------------
           MONEY MARKET FUNDS--2.0%
  25,000   Federated Treasury Obligation--0.47% (d)                      25,000
  12,286   J.P. Morgan Institutional Treasury Money
              Market Fund--0.84% (d)                                     12,286
                                                                  -------------
           TOTAL MONEY MARKET FUNDS
           (Cost $37,286)                                                37,286
                                                                  -------------


           TOTAL INVESTMENTS--101.2%
           (Cost $2,337,959) (e)                                      1,901,093
           NET OTHER ASSETS AND LIABILITIES--(1.2%)                     (22,409)
                                                                  -------------
           NET ASSETS--100.0%                                     $   1,878,684
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.

   (c)  Non-income producing security.

   (d)  Represents annualized 7-day yield at March 31, 2008.

   (e) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,381 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $496,247.

   ADR - American Depositary Receipt


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)



    A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $ 1,863,807
    Level 2 - Other Significant Observable Inputs                   37,286
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $ 1,901,093
                                                            =================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON  STOCKS--100.2%
           AEROSPACE & DEFENSE--3.4%
   7,636   Ascent Solar Technologies, Inc. (b)                    $     126,070
  64,851   Hexcel Corp. (b)                                           1,239,303
                                                                  -------------
                                                                      1,365,373
                                                                  -------------
           AUTO COMPONENTS--0.5%
  54,810   Ballard Power Systems, Inc. (b)                              224,721
                                                                  -------------
           BIOTECHNOLOGY--0.4%
  15,176   Metabolix, Inc. (b)                                          166,177
                                                                  -------------
           CHEMICALS--1.9%
  55,646   Altair Nanotechnologies, Inc. (b)                            146,905
  22,955   Zoltek Cos., Inc. (b)                                        608,767
                                                                  -------------
                                                                        755,672
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.4%
  12,933   EnerNOC, Inc. (b)                                            147,436
                                                                  -------------
           ELECTRICAL EQUIPMENT--41.0%
  33,624   Advanced Battery Technologies, Inc. (b)                      149,963
  18,992   Akeena Solar, Inc. (b)                                       146,048
  28,083   American Superconductor Corp. (b)                            651,245
  31,055   Baldor Electric Co.                                          869,540
  18,488   Canadian Solar, Inc. (b)                                     386,399
  98,518   Capstone Turbine Corp. (b)                                   208,858
  36,016   China BAK Battery, Inc. (b)                                  135,780
  27,275   Energy Conversion Devices, Inc. (b)                          815,523
  81,872   Evergreen Solar, Inc. (b)                                    758,953
  15,393   First Solar, Inc. (b)                                      3,557,939
  46,287   FuelCell Energy, Inc. (b)                                    307,809
  69,478   GrafTech International Ltd. (b)                            1,126,238
  13,386   Hoku Scientific, Inc. (b)                                    108,694
  38,393   JA Solar Holdings Co., Ltd., ADR (b)                         714,110
  23,720   Medis Technologies Ltd. (b)                                  215,140
  18,232   Orion Energy Systems, Inc. (b)                               173,933
  59,437   Plug Power, Inc. (b)                                         184,849
  59,108   Power-One, Inc. (b)                                          189,737
  11,245   Solarfun Power Holdings Co., Ltd., ADR (b)                   135,615
  25,247   SunPower Corp., Class A (b)                                1,881,154
  66,914   Suntech Power Holdings Co., Ltd., ADR (b)                  2,714,032
  11,015   Ultralife Batteries, Inc. (b)                                130,087
  78,150   Valence Technology, Inc. (b)                                 344,642
  20,173   Vicor Corp.                                                  240,866
  19,963   Yingli Green Energy Holding Co., Ltd., ADR (b)               341,367
                                                                     ----------
                                                                     16,488,521
                                                                     ----------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--9.9%
 115,853   AVX Corp.                                                  1,484,077
  13,857   Comverge, Inc. (b)                                           143,143
  27,532   Echelon Corp. (b)                                            371,682
  20,613   Itron, Inc. (b)                                            1,859,911


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
  13,844   Maxwell Technologies, Inc. (b)                         $     141,070
                                                                  -------------
                                                                      3,999,883
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
  15,285   Greatbatch, Inc. (b)                                         281,397
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.1%
  28,573   Ormat Technologies, Inc.                                   1,228,925
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--3.7%
  28,402   Aventine Renewable Energy Holdings, Inc. (b)                 147,690
  12,181   Gushan Enviromental Energy Ltd., ADR                         159,206
  74,469   Nova Biosource Fuels, Inc. (b)                               112,448
  27,477   Pacific Ethanol, Inc. (b)                                    120,899
  54,128   US BioEnergy Corp. (b)                                       319,355
  62,999   VeraSun Energy (b)                                           463,043
  42,675   Verenium Corp. (b)                                           150,216
                                                                  -------------
                                                                      1,472,857
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--35.2%
  30,783   Advanced Analogic Technologies, Inc. (b)                     173,000
  54,686   Cree, Inc. (b)                                             1,529,021
  49,579   EMCORE Corp. (b)                                             285,575
  84,278   Fairchild Semiconductor International, Inc. (b)            1,004,594
  49,071   International Rectifier Corp. (b)                          1,055,027
  21,038   IXYS Corp. (b)                                               143,690
  12,180   LDK Solar Co., Ltd., ADR (b)                                 328,860
 104,505   Linear Technology Corp.                                    3,207,258
  40,880   MEMC Electronic Materials, Inc. (b)                        2,898,392
  52,915   Microsemi Corp. (b)                                        1,206,462
  25,806   O2Micro International Ltd., ADR (b)                          199,480
 198,061   ON Semiconductor Corp. (b)                                 1,124,986
  20,041   Power Integrations, Inc. (b)                                 586,400
  13,049   Trina Solar Ltd., ADR (b)                                    401,126
                                                                  -------------
                                                                     14,143,871
                                                                  -------------

           TOTAL INVESTMENTS--100.2%
           (Cost $48,540,220) (c)                                    40,274,833
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                     (76,384)
                                                                  -------------
           NET ASSETS--100.0%                                     $  40,198,449
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,583,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,848,591.

   ADR - American Depositary Receipt


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)




   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $ 40,274,833
    Level 2 - Other Significant Observable Inputs                         -
    Level 3 - Significant Unobservable Inputs                             -
                                                            -----------------
    Total                                                      $ 40,274,833
                                                            =================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.3%
           REAL ESTATE INVESTMENT TRUSTS (REITS)--99.3%
     184   Acadia Realty Trust                                    $       4,444
      45   Agree Realty Corp.                                             1,235
     183   Alexandria Real Estate Equities, Inc.                         16,968
     561   AMB Property Corp.                                            30,530
     156   American Campus Communities, Inc.                              4,268
      41   American Land Lease, Inc.                                        844
     526   Apartment Investment & Management Co.                         18,836
     593   Ashford Hospitality Trust                                      3,368
      84   Associated Estates Realty Corp.                                  961
     440   AvalonBay Communities, Inc.                                   42,469
     376   BioMed Realty Trust, Inc.                                      8,983
     685   Boston Properties, Inc.                                       63,068
     499   Brandywine Realty Trust                                        8,463
     292   BRE Properties, Inc.                                          13,304
     302   Camden Property Trust                                         15,160
     380   CBL & Associates Properties, Inc.                              8,941
     255   Cedar Shopping Centers, Inc.                                   2,978
      59   Cogdell Spencer, Inc.                                            927
     271   Colonial Properties Trust                                      6,518
     272   Corporate Office Properties Trust                              9,142
     212   Cousins Properties, Inc.                                       5,239
     966   DCT Industrial Trust, Inc.                                     9,621
     685   Developers Diversified Realty Corp.                           28,688
     543   DiamondRock Hospitality Co.                                    6,880
     375   Digital Realty Trust, Inc.                                    13,313
     838   Duke Realty Corp.                                             19,115
     136   EastGroup Properties, Inc.                                     6,319
     163   Education Realty Trust, Inc.                                   2,049
     173   Entertainment Properties Trust                                 8,534
     140   Equity Lifestyle Properties, Inc.                              6,912
     212   Equity One, Inc.                                               5,082
   1,545   Equity Residential                                            64,101
     146   Essex Property Trust, Inc.                                    16,641
     381   Extra Space Storage, Inc.                                      6,168
     337   Federal Realty Investment Trust                               26,269
     359   FelCor Lodging Trust, Inc.                                     4,319
     250   First Industrial Realty Trust, Inc.                            7,723
     139   First Potomac Realty Trust                                     2,136
   1,529   General Growth Properties, Inc.                               58,362
     216   Glimcher Realty Trust                                          2,583
   1,343   HCP, Inc.                                                     45,407
     509   Health Care REIT, Inc.                                        22,971
     291   Healthcare Realty Trust, Inc.                                  7,610
     236   Hersha Hospitality Trust                                       2,131
     328   Highwoods Properties, Inc.                                    10,191
     187   Home Properties, Inc.                                          8,974
     538   Hospitality Properties Trust                                  18,303
   3,000   Host Hotels & Resorts, Inc.                                   47,760
   1,292   HRPT Properties Trust                                          8,695
     336   Inland Real Estate Corp.                                       5,111
     329   Investors Real Estate Trust                                    3,218
     783   iStar Financial, Inc.                                         10,985
     188   Kilroy Realty Corp.                                            9,233
   1,449   Kimco Realty Corp.                                            56,757
     166   Kite Realty Group Trust                                        2,324
     230   LaSalle Hotel Properties                                       6,608


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
     351   Lexington Realty Trust                                 $       5,058
     528   Liberty Property Trust                                        16,426
     116   LTC Properties, Inc.                                           2,982
     415   Macerich (The) Co.                                            29,162
     376   Mack-Cali Realty Corp.                                        13,427
     371   Medical Properties Trust, Inc.                                 4,200
     148   Mid-America Apartment Communities, Inc.                        7,376
     137   Monmouth Real Estate Investment Corp.                          1,096
     135   National Health Investors, Inc.                                4,219
     416   National Retail Properties, Inc.                               9,173
     546   Nationwide Health Properties, Inc.                            18,428
      46   One Liberty Properties, Inc.                                     740
      87   Parkway Properties, Inc.                                       3,216
     225   Pennsylvania Real Estate Investment Trust                      5,488
     981   Plum Creek Timber Co., Inc.                                   39,927
     252   Post Properties, Inc.                                          9,732
     225   Potlatch Corp.                                                 9,286
   1,480   ProLogis                                                      87,112
      88   PS Business Parks, Inc.                                        4,567
     714   Public Storage                                                63,274
     106   Ramco-Gershenson Properties Trust                              2,238
     449   Rayonier, Inc.                                                19,505
     580   Realty Income Corp.                                           14,860
     399   Regency Centers Corp.                                         25,839
      62   Saul Centers, Inc.                                             3,115
     544   Senior Housing Properties Trust                               12,893
   1,278   Simon Property Group, Inc.                                   118,738
     337   SL Green Realty Corp.                                         27,455
     125   Sovran Self Storage, Inc.                                      5,339
     426   Strategic Hotels & Resorts, Inc.                               5,593
      92   Sun Communities, Inc.                                          1,886
     343   Sunstone Hotel Investors, Inc.                                 5,491
     100   Supertel Hospitality, Inc.                                       530
     180   Tanger Factory Outlet Centers, Inc.                            6,925
     302   Taubman Centers, Inc.                                         15,734
     764   UDR, Inc.                                                     18,733
      68   Universal Health Realty Income Trust                           2,264
     126   Urstadt Biddle Properties, Inc., Class A                       1,982
     278   U-Store-It Trust                                               3,150
     793   Ventas, Inc.                                                  35,614
     773   Vornado Realty Trust                                          66,639
     268   Washington Real Estate Investment Trust                        8,957
     427   Weingarten Realty Investors                                   14,706
     292   Winthrop Realty Trust, Inc.                                    1,203
                                                                  -------------
           TOTAL COMMON STOCKS--99.3%
           (Cost $1,933,536)                                          1,582,017


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           MONEY MARKET FUND--3.1%
  50,000   Federated Treasury Obligation-- 0.47% (b)
           (Cost $50,000)                                         $      50,000
                                                                  -------------

           TOTAL INVESTMENTS--102.4%
           (Cost $1,983,536) (c)                                      1,632,017
           NET OTHER ASSETS AND LIABILITIES--(2.4%)                     (38,691)
                                                                  -------------
           NET ASSETS--100.0%                                     $   1,593,326
                                                                  =============



   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Represents annualized 7-day yield at March 31, 2008.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,173 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $360,692.


   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):



                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $ 1,582,017
    Level 2 - Other Significant Observable Inputs                   50,000
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $ 1,632,017
                                                            =================




            See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.0%
           BUILDING PRODUCTS--2.0%
   3,299   Ameron International Corp.                             $     308,555
                                                                  -------------
           CHEMICALS--11.7%
   8,500   Arch Chemicals, Inc.                                         316,710
  11,976   Ashland, Inc.                                                566,465
  21,827   Calgon Carbon Corp. (b)                                      328,496
  28,675   Nalco Holding Co.                                            606,476
                                                                  -------------
                                                                      1,818,147
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--4.5%
   7,082   Layne Christensen Co. (b)                                    248,012
  23,490   Tetra Tech, Inc. (b)                                         458,290
                                                                  -------------
                                                                        706,302
                                                                  -------------
           CONSTRUCTION & ENGINEERING--3.0%
  15,795   Insituform Technologies, Inc., Class A (b)                   218,445
   5,922   Northwest Pipe Co. (b)                                       251,626
                                                                  -------------
                                                                        470,071
                                                                  -------------
           ELECTRICAL EQUIPMENT--5.9%
   8,877   Franklin Electric Co., Inc.                                  303,327
  10,211   Roper Industries, Inc.                                       606,942
                                                                  -------------
                                                                        910,269
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--4.2%
   7,296   Itron, Inc. (b)                                              658,318
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
  10,762   IDEXX Laboratories, Inc. (b)                                 530,136
                                                                  -------------
           MACHINERY--46.7%
   8,151   Badger Meter, Inc.                                           352,123
  13,047   Crane Co.                                                    526,446
   7,626   Danaher Corp.                                                579,805
  22,000   Flow International Corp. (b)                                 204,380
   6,585   Flowserve Corp.                                              687,343
   6,963   Gorman-Rupp (The) Co.                                        229,013
  16,049   IDEX Corp.                                                   492,544
  10,555   ITT Corp.                                                    546,855
   5,656   Lindsay Corp.                                                579,570
  17,253   Mueller Industries, Inc.                                     497,749
  52,239   Mueller Water Products, Inc., Class B                        411,643
  16,140   Pall Corp.                                                   566,030
  19,030   Pentair, Inc.                                                607,057
   5,752   Valmont Industries, Inc.                                     505,543
  17,073   Watts Water Technologies, Inc., Class A                      478,556
                                                                  -------------
                                                                      7,264,657
                                                                  -------------


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES--3.3%
   7,431   Veolia Environnement, ADR                              $     519,650
                                                                  -------------
           WATER UTILITIES--15.3%
   8,072   American States Water Co.                                    290,592
  26,690   Aqua America, Inc.                                           501,238
   8,794   California Water Service Group                               335,491
  14,095   Companhia de Saneamento Basico do Estado
                de Sao Paulo, ADR                                       624,831
   6,703   Consolidated Water Co., Ltd.                                 147,667
   9,923   SJW Corp.                                                    283,699
  17,245   Southwest Water Co.                                          190,902
                                                                  -------------
                                                                      2,374,420
                                                                  -------------
           TOTAL COMMON STOCKS - 100.0%
           (Cost $16,158,992)                                        15,560,525


           MONEY MARKET FUND--0.2%
  38,218   J.P. Morgan Institutional Treasury Money
                Market Fund - 0.84% (c)
           (Cost $38,218)                                                38,218
                                                                  -------------

           TOTAL INVESTMENTS - 100.2%
           (Cost $16,197,210) (d)                                    15,598,743
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                     (32,904)
                                                                  -------------
           NET ASSETS--100.0%                                     $  15,565,839
                                                                  =============


   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c)  Represents annualized 7-day yield at March 31, 2008.

   (d) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $687,317 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,285,784.

   ADR - American Depositary Receipt


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)




   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $15,560,525
    Level 2 - Other Significant Observable Inputs                   38,218
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $15,598,743
                                                            =================





            See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.1%
           GAS UTILITIES--9.9%
  16,329   Energen Corp.                                          $   1,017,297
  21,555   ONEOK, Inc.                                                  962,000
  18,226   Questar Corp.                                              1,030,862
                                                                  -------------
                                                                      3,010,159
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--90.2%
  15,736   Anadarko Petroleum Corp.                                     991,840
   8,651   Apache Corp.                                               1,045,214
  46,883   Bois d'Arc Energy, Inc. (b)                                1,007,516
 172,619   Brigham Exploration Co. (b)                                1,047,797
  19,036   Cabot Oil & Gas Corp.                                        967,790
  21,190   Chesapeake Energy Corp.                                      977,919
  19,007   Cimarex Energy Co.                                         1,040,443
  86,531   Compton Petroleum Corp.  (b)                                 959,629
  27,522   Comstock Resources, Inc. (b)                               1,109,136
  15,975   Contango Oil & Gas Co. (b)                                 1,032,145
   9,853   Devon Energy Corp.                                         1,027,963
  12,753   EnCana Corp.                                                 966,040
  23,365   Enerplus Resources Fund                                    1,014,041
   8,049   EOG Resources, Inc.                                          965,880
  40,616   EV Energy Partner LP (c)                                   1,041,800
  22,157   Forest Oil Corp. (b)                                       1,084,807
  37,289   Mariner Energy, Inc. (b)                                   1,007,176
  18,076   Newfield Exploration Co. (b)                                 955,317
  13,308   Noble Energy, Inc.                                           968,822
  21,182   Pioneer Natural Resources Co.                              1,040,460
  28,195   Quicksilver Resources, Inc. (b)                            1,029,963
  51,471   Rosetta Resources, Inc. (b)                                1,012,435
  28,455   St. Mary Land & Exploration Co.                            1,095,517
  33,878   Statoil ASA, ADR                                           1,011,936
  18,883   Stone Energy Corp. (b)                                       987,770
  57,572   Talisman Energy, Inc.                                      1,019,024
  16,667   XTO Energy, Inc.                                           1,031,021
                                                                  -------------
                                                                     27,439,401
                                                                  -------------
           TOTAL COMMON STOCKS--100.1%
           (Cost $28,724,149)                                        30,449,560

           MONEY MARKET FUND--0.1%
  18,472   J.P. Morgan Institutional Treasury Money
                Market Fund--1.24% (d)
           (Cost $18,472)                                                18,472
                                                                  -------------
           TOTAL INVESTMENTS--100.2%
           (Cost $28,742,621) (e)                                    30,468,032
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                     (50,439)
                                                                  -------------
           NET ASSETS--100.0%                                     $  30,417,593
                                                                  =============


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)




   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c)  Master limited partnership ("MLP")

   (d)  Represents annualized 7-day yield at March 31, 2008.

   (e) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,060,487 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $335,076.

   ADR - American Depositary Receipt



   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):



                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $30,449,560
    Level 2 - Other Significant Observable Inputs                   18,472
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $30,468,032
                                                            =================


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.2%
           AIRLINES--0.6%
  12,586   China Southern Airlines Co., Ltd., ADR (b)             $     499,035
                                                                  -------------
           CHEMICALS--0.5%
  11,496   Sinopec Shanghai Petrochemical Co., Ltd., ADR                402,245
                                                                  -------------
           COMMERCIAL BANKS--9.9%
  32,169   HDFC Bank Ltd., ADR                                        3,160,283
 119,843   ICICI Bank Ltd., ADR                                       4,576,804
                                                                  -------------
                                                                      7,737,087
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--0.6%
  42,298   Comtech Group, Inc. (b)                                      456,395
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.8%
  24,002   KHD Humboldt Wedag International Ltd. (b)                    584,689
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.8%
   9,198   New Oriental Education & Technology
                Group, Inc., ADR (b)                                    596,582
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
  11,806   China Netcom Group Corp., Ltd., ADR                          684,630
  10,051   China Telecom Corp., Ltd., ADR                               631,504
  64,881   Tata Communications, Ltd., ADR                             1,610,347
                                                                  -------------
                                                                      2,926,481
                                                                  -------------
           ELECTRICAL EQUIPMENT--2.5%
  31,245   JA Solar Holdings Co., Ltd., ADR (b)                         581,157
  27,589   Solarfun Power Holdings Co., Ltd., ADR  (b)                  332,723
  25,582   Suntech Power Holdings Co., Ltd., ADR (b)                  1,037,606
                                                                  -------------
                                                                      1,951,486
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
  63,263   Nam Tai Electronics, Inc.                                    607,325
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
  17,171   China Medical Technologies, Inc., ADR                        705,557
  17,460   Mindray Medical International Ltd., ADR                      505,292
                                                                  -------------
                                                                      1,210,849
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.2%
  12,282   Ctrip.com International Ltd., ADR                            651,192
  19,846   Home Inns & Hotels Managment, Inc., ADR (b)                  390,768
  62,023   Melco PBL Entertainment Ltd., ADR (b)                        705,821
                                                                  -------------
                                                                      1,747,781
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
  18,043   Huaneng Power International, Inc., ADR                 $     551,033
                                                                  -------------
           INSURANCE--3.6%
  54,316   China Life Insurance Co., Ltd., ADR                        2,827,691
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--5.6%
  10,773   Baidu.com, ADR (b)                                         2,581,534
  36,358   NetEase.com, Inc., ADR (b)                                   698,437
  14,915   SINA Corp. (b)                                               525,754
  12,990   Sohu.com, Inc. (b)                                           586,239
                                                                  -------------
                                                                      4,391,964
                                                                  -------------
           IT SERVICES--18.4%
 173,926   Infosys Technologies Ltd., ADR                             6,221,332
  43,538   Patni Computer Systems Ltd., ADR                             497,639
 159,552   Satyam Computer Services Ltd., ADR                         3,604,280
 291,921   Wipro Ltd., ADR                                            3,365,849
  45,020   WNS Holdings Ltd., ADR (b)                                   695,559
                                                                  -------------
                                                                     14,384,659
                                                                  -------------
           MACHINERY--2.3%
 114,463   Tata Motors Ltd., ADR                                      1,787,912
                                                                  -------------
           MARINE--1.0%
  28,767   Seaspan Corp.                                                819,572
                                                                  -------------
           MEDIA--2.1%
  36,616   Focus Media Holding Ltd., ADR (b)                          1,287,053
 119,659   Xinhua Finance Media Ltd., ADR (b)                           378,122
                                                                  -------------
                                                                      1,665,175
                                                                  -------------
           METALS & MINING--10.6%
  82,159   Aluminum Corp. of China Ltd., ADR                          3,321,688
 280,906   Sterlite Industries (India), ADR (b)                       5,005,745
                                                                  -------------
                                                                      8,327,433
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--15.4%
  52,166   China Petroleum & Chemical Corp., ADR                      4,485,233
  13,261   CNOOC Ltd., ADR                                            1,946,582
  40,744   PetroChina Co., Ltd., ADR                                  5,105,630
   7,704   Yanzhou Coal Mining Co., Ltd., ADR                           547,215
                                                                  -------------
                                                                     12,084,660
                                                                  -------------
           PERSONAL PRODUCTS--0.7%
  65,661   American Oriental Bioengineering, Inc. (b)                   531,854
                                                                  -------------
           PHARMACEUTICALS--2.2%
 118,106   Dr. Reddy's Laboratories Ltd., ADR                         1,710,175
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ROAD & RAIL--0.7%
  20,385   Guangshen Railway Co., Ltd., ADR                       $     536,126
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
  14,898   Trina Solar Ltd., ADR (b)                                    457,965
                                                                  -------------
           SOFTWARE--2.3%
 174,050   CDC Corp., Class A (b)                                       614,397
  19,812   Shanda Interactive Entertainment Ltd., ADR (b)               576,529
  30,176   The9 Ltd., ADR (b)                                           618,608
                                                                  -------------
                                                                      1,809,534
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--10.1%
  85,038   China Mobile Ltd., ADR                                     6,378,700
  37,119   China Unicom Ltd., ADR                                       789,521
  33,311   Hutchison Telecommunications International Ltd., ADR         716,520
                                                                  -------------
                                                                      7,884,741
                                                                  -------------


           TOTAL INVESTMENTS--100.2%
           (Cost $105,044,062)  (c)                                  78,490,449
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                    (183,224)
                                                                  -------------
           NET ASSETS--100.0%                                     $  78,307,225
                                                                  =============




   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b)  Non-income producing security.

   (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $378,130 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,931,743.

   ADR - American Depositary Receipt




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)





   A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):


                                                               Investments
                                                              in Securities
    -------------------------------------------------------------------------

    Level 1 - Quoted Prices                                    $78,490,449
    Level 2 - Other Significant Observable Inputs                        -
    Level 3 - Significant Unobservable Inputs                            -
                                                            -----------------
    Total                                                      $78,490,449
                                                            =================







                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.2%
           AEROSPACE & DEFENSE--1.0%
  24,489   Raytheon Co.                                           $   1,582,234
                                                                  -------------
           BEVERAGES--1.0%
  25,498   Coca-Cola (The) Co.                                        1,552,063
                                                                  -------------
           BIOTECHNOLOGY--5.1%
  25,380   Biogen Idec, Inc. (b)                                      1,565,692
  21,289   Genzyme Corp. (b)                                          1,586,882
  36,887   LifeCell Corp. (b)                                         1,550,361
  48,916   Martek Biosciences Corp. (b)                               1,495,362
  39,421   OSI Pharmaceuticals, Inc. (b)                              1,473,951
                                                                  -------------
                                                                      7,672,248
                                                                  -------------
           CHEMICALS--9.4%
  24,666   Agrium, Inc.                                               1,532,005
  33,431   E.I. du Pont de Nemours & Co.                              1,563,234
  27,605   FMC Corp.                                                  1,531,801
  14,960   Monsanto Co.                                               1,668,040
  16,715   Mosaic (The) Co. (b)                                       1,714,960
  21,471   NewMarket Corp.                                            1,619,987
  28,270   OM Group, Inc. (b)                                         1,541,846
  10,329   Potash Corp. of Saskatchewan, Inc.                         1,603,164
  18,374   Praxair, Inc.                                              1,547,642
                                                                  -------------
                                                                     14,322,679
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--5.0%
  24,474   Clean Harbors, Inc. (b)                                    1,590,810
  21,727   FTI Consulting, Inc. (b)                                   1,543,486
  59,425   Herman Miller, Inc.                                        1,460,072
  22,235   IHS, Inc., Class A (b)                                     1,429,933
  30,962   Stericycle, Inc. (b)                                       1,594,543
                                                                  -------------
                                                                      7,618,844
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--4.1%
  63,309   Corning, Inc.                                              1,521,948
 112,791   JDS Uniphase Corp. (b)                                     1,510,271
  51,518   Nokia Oyj, ADR                                             1,639,819
  13,948   Research In Motion Ltd. (b)                                1,565,384
                                                                  -------------
                                                                      6,237,422
                                                                  -------------
           COMPUTERS & PERIPHERALS--2.9%
  13,104   International Business Machines Corp.                      1,508,794
  95,292   Sun Microsystems, Inc. (b)                                 1,479,885
  49,491   Western Digital Corp. (b)                                  1,338,237
                                                                  -------------
                                                                      4,326,916
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING--1.0%
  20,986   Jacobs Engineering Group, Inc. (b)                     $   1,544,360
                                                                  -------------
           CONTAINERS & PACKAGING--1.0%
  27,865   Owens-Illinois, Inc. (b)                                   1,572,422
                                                                  -------------
           DISTRIBUTORS--1.0%
  65,242   LKQ Corp. (b)                                              1,465,988
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.6%
  25,765   Apollo Group, Inc., Class A (b)                            1,113,048
  32,797   DeVry, Inc.                                                1,372,226
                                                                  -------------
                                                                      2,485,274
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.0%
  37,718   Nasdaq Stock Market (The), Inc. (b)                        1,458,178
                                                                  -------------
           ELECTRIC UTILITIES--1.0%
  30,050   ITC Holdings Corp.                                         1,564,403
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--4.1%
  43,247   Dolby Laboratories, Inc., Class A (b)                      1,568,136
 154,908   Flextronics International Ltd. (b)                         1,454,586
  54,371   FLIR Systems, Inc. (b)                                     1,636,024
  42,694   ScanSource, Inc. (b)                                       1,545,096
                                                                  -------------
                                                                      6,203,842
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--2.2%
  11,904   Transocean, Inc. (b)                                       1,609,421
  23,908   Weatherford International Ltd. (b)                         1,732,613
                                                                  -------------
                                                                      3,342,034
                                                                  -------------
           FOOD & STAPLES RETAILING--1.0%
  29,093   Wal-Mart Stores, Inc.                                      1,532,619
                                                                  -------------
           FOOD PRODUCTS--1.0%
  41,365   Fresh Del Monte Produce, Inc. (b)                          1,505,686
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--7.1%
  15,686   C.R. Bard, Inc.                                            1,512,130
  35,957   Hospira, Inc. (b)                                          1,537,881
   4,767   Intuitive Surgical, Inc. (b)                               1,546,176
  31,770   Kinetic Concepts, Inc. (b)                                 1,468,727
  49,145   Meridian Bioscience, Inc.                                  1,642,918
  35,957   St. Jude Medical, Inc. (b)                                 1,552,983
  33,139   Varian Medical Systems, Inc. (b)                           1,552,231
                                                                  -------------
                                                                     10,813,046
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES--2.1%
  39,361   Amedisys, Inc. (b)                                     $   1,548,462
  24,808   Express Scripts, Inc. (b)                                  1,595,650
                                                                  -------------
                                                                      3,144,112
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--0.9%
  39,321   WMS Industries, Inc. (b)                                   1,414,376
                                                                  -------------
           HOUSEHOLD DURABLES--1.1%
  74,387   Matsushita Electric Industrial Co., Ltd., ADR              1,614,942
                                                                  -------------

           INSURANCE--1.0%
  24,393   AFLAC, Inc.                                                1,584,325
                                                                  -------------
           INTERNET & CATALOG RETAIL--1.9%
  40,868   NetFlix, Inc. (b)                                          1,416,076
  12,505   Priceline.com, Inc. (b)                                    1,511,355
                                                                  -------------
                                                                      2,927,431
                                                                  -------------
           IT SERVICES--1.0%
  33,670   ManTech International Corp., Class A (b)                   1,527,271
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--4.1%
  18,699   Covance, Inc. (b)                                          1,551,456
  20,986   Illumina, Inc. (b)                                         1,592,837
  18,754   Invitrogen Corp. (b)                                       1,602,905
  58,644   Parexel International Corp. (b)                            1,530,608
                                                                  -------------
                                                                      6,277,806
                                                                  -------------
           MACHINERY--9.1%
  27,190   AGCO Corp. (b)                                             1,628,138
  31,786   Axsys Technologies, Inc. (b)                               1,585,486
  14,931   Bucyrus International, Inc., Class A                       1,517,736
  19,176   Deere & Co.                                                1,542,517
  14,590   Flowserve Corp.                                            1,522,904
  12,947   K-Tron International, Inc (b)                              1,555,064
  14,874   Lindsay Corp.                                              1,524,139
  40,835   Robbins & Myers, Inc.                                      1,333,263
  18,230   Valmont Industries, Inc.                                   1,602,235
                                                                  -------------
                                                                     13,811,482
                                                                  -------------
           MARINE--1.0%
  27,483   Kirby Corp. (b)                                            1,566,531
                                                                  -------------
           MEDIA--1.0%
  48,688   Walt Disney (The) Co.                                      1,527,829
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING--3.1%
  13,339   Cleveland-Cliffs, Inc.                                 $   1,598,279
  25,761   Compass Minerals International, Inc.                       1,519,384
  42,657   Pan American Silver Corp. (b)                              1,636,749
                                                                  -------------
                                                                      4,754,412
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--5.5%
  14,172   Apache Corp.                                               1,712,261
  20,473   Murphy Oil Corp.                                           1,681,652
  25,459   Range Resources Corp.                                      1,615,374
  50,367   Southwestern Energy Co. (b)                                1,696,864
  48,431   Williams (The) Cos., Inc.                                  1,597,254
                                                                  -------------
                                                                      8,303,405
                                                                  -------------
           PAPER & FOREST PRODUCTS--2.1%
 107,064   Glatfelter                                                 1,617,737
  57,839   International Paper Co.                                    1,573,221
                                                                  -------------
                                                                      3,190,958
                                                                  -------------
           PERSONAL PRODUCTS--1.0%
  21,727   Chattem, Inc. (b)                                          1,441,369
                                                                  -------------
           PHARMACEUTICALS--2.1%
  23,067   Novo-Nordisk A/S, ADR                                      1,597,159
  40,193   Perrigo Co.                                                1,516,482
                                                                  -------------
                                                                      3,113,641
                                                                  -------------
           ROAD & RAIL--1.0%
  27,827   CSX Corp.                                                  1,560,260
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
  18,589   MEMC Electronic Materials, Inc. (b)                        1,317,960
  63,103   Xilinx, Inc.                                               1,498,696
                                                                  -------------
                                                                      2,816,656
                                                                  -------------
           SOFTWARE--6.8%
  40,214   ANSYS, Inc. (b)                                            1,388,187
  46,303   BMC Software, Inc. (b)                                     1,505,774
  68,567   CA, Inc.                                                   1,542,757
  90,326   Informatica Corp. (b)                                      1,540,961
  42,669   MICROS Systems, Inc. (b)                                   1,436,239
  53,402   Microsoft Corp.                                            1,515,549
  75,068   Oracle Corp. (b)                                           1,468,330
                                                                  -------------
                                                                     10,397,797
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL--2.0%
  28,894   GameStop Corp., Class A (b)                            $   1,494,109
  47,982   Urban Outfitters, Inc. (b)                                 1,504,235
                                                                  -------------
                                                                      2,998,344
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--1.0%
  22,580   NIKE, Inc., Class B                                        1,535,440
                                                                  -------------


           TOTAL INVESTMENTS--100.2%
           (Cost $147,295,710) (c)                                  152,308,645
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                    (341,490)
                                                                  -------------
           NET ASSETS--100.0%                                     $ 151,967,155
                                                                  =============


    (a) All percentages shown in the Portfolio of Investments are based on net assets.

    (b) Non-income producing security.

    (c) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,615,604 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,602,669.

    ADR - American Depository Receipt


    A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows (See Note 1A):



                                                             Investments
                                                            in Securities
   --------------------------------------------------------------------------

   Level 1 - Quoted Prices                                   $152,308,645
   Level 2 - Other Significant Observable Inputs                        -
   Level 3 - Significant Unobservable Inputs                            -
                                                          -------------------
   Total                                                     $152,308,645
                                                          ===================






                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of seventeen exchange-traded funds (each a "Fund" or collectively the "Funds") as follows:

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
First Trust IPOX-100 Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust Amex(R) Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust DB Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)


pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund's securities using fair value pricing will result in using prices for the securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of such index.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of January 1, 2008, the beginning of each Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

    o   Level 1 - quoted prices in active markets for identical securities

    o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    o Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of March 31, 2008 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Funds may hold publicly-traded master limited partnerships and real estate investment trusts. Distributions from such investments may include a return of capital component.

FIRST TRUST EXCHANGE TRADED FUND II
ADDITIONAL INFORMATION
MARCH 31, 2008 (UNAUDITED)

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund based on the Dow Jones Internet Composite Index(SM) are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust Advisors L.P. or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)", "Value Line(R) Equity Allocation Index", "Value Line(R) Dividend Index" and "Value Line(R) 100 Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index, the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index, are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

Standard & Poor's(R), S&P(R) and S&P REIT Composite Index are registered trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation, warranty or condition regarding the advisability of investing in the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the ISE-Revere Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

Item 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By: /s/ James A. Bowen
    -------------------------------
    James A. Bowen,
    Chairman of the Board,
    President and Chief Executive Officer
    (principal executive officer)

Date: May 27, 2008
      ------------------------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    -------------------------------
    James A. Bowen,
    Chairman of the Board,
    President and Chief Executive Officer
    (principal executive officer)


Date: May 27, 2008
      -----------------------------



By: /s/ Mark R. Bradley
    -------------------------------
    Mark R. Bradley,
    Treasurer, Controller,
    Chief Financial Officer and
    Chief Accounting Officer
    (principal financial officer)


Date: May 27, 2008
      ----------------------------